UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04443
Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
March 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Limited Maturity Municipal Income Funds Annual Report March 31, 2011

AMT-Free    •    National

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2011
Eaton Vance
Limited Maturity Municipal Income Funds
Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profiles

AMT-Free	4

National	6

Endnotes and Additional Disclosures	8

Fund Expenses	9

Financial Statements	11

Federal Tax Information	46

Management and Organization	47

Important Notices	49

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2011
Management’s Discussion of Fund Performance

Economic and Market Conditions
After beginning 2010 with 3.7% gross domestic product (GDP) growth, the U.S. economy slowed to 1.7% in the second quarter and then began a month-by-month trudge back to daylight, ending with fourth-quarter growth of 3.1%. Initial data suggest the economy maintained its fourth-quarter pace into 2011. Consumer spending (about two-thirds of GDP) grew at a 4.0% rate in the fourth quarter, the fastest since the final quarter of 2006. In 2011, however, concerns loomed that rising oil prices could constrain consumer spending and slow the U.S. economic recovery.
During the 12-month period ending March 31, 2011, acceleration in economic growth was due in part to massive stimulus by the Federal Reserve. The central bank, however, announced a June 2011 conclusion to its $600 billion quantitative easing program, leaving uncertainty about the economy’s growth pace thereafter. There were other clouds, too. U.S. unemployment, while better, was still high at 8.8%, and there was virtually no good news in the U.S. housing market. At the same time, the nation is facing record budget deficits, a focus, if not a preoccupation, for President Obama and Congress as 2011 began.
For the first five months of the period (April–August), the tax-exempt bond market was generally characterized by solid performance, declining yields and moderate demand. There was, however, growing concern about municipal credit quality. This concern was primarily triggered by large deficits, uncertainty about pension funding and the end of federal stimulus. It was exacerbated by significant media attention on the fiscal stress of some issuers.
In November and December of 2010, municipal bond prices declined precipitously. Initially, municipals followed a general weakening in the U.S. Treasury market, but they continued to drop in the wake of unprecedented outflows from retail investors, who were concerned by volatility and high-profile predictions of municipal bond defaults.
Municipal bond supply also vaulted as 2010 closed, driven by issuers that came to market ahead of the termination of the taxable municipal Build America Bond program. The first quarter of 2011 saw a modest recovery in municipal bond prices, as retail investors calmed and institutional “cross-over” investors maneuvered to take advantage of relatively cheap yields on 5%-coupon, long-term, highly rated municipal bonds. Scant new issue supply helped shore up the market as well. At March 31, 2011, municipal bond yields looked attractive versus yields on U.S. Treasuries, particularly at the long end of the municipal bond curve.
During the 12-month period, the municipal bond market posted returns that were largely positive. Returns were higher for shorter-maturity bonds and declined as you moved up the maturity curve, registering in negative territory for bonds with the longest maturities. The Funds’ primary benchmark, the Barclays Capital 7 Year Municipal Bond Index (the Index)—an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6 to 8 years—gained 3.93% for the period.1
Management Discussion
In this difficult environment, the Funds underperformed the Index and their Lipper Peer Group average for the year ending March 31, 2011.During the period, bonds rated BBB and AAA, the low and high tiers of the investment-grade grouping, were the best performers. Because the Funds were underweight in AAA-rated bonds, performance lagged relative to the Index, but overweights to BBB-rated bonds partially offset this. The Funds’ holdings in unrated bonds boosted relative performance. The Index had no representation in bonds with durations of eight years or longer, whereas the Funds had exposure, detracting from relative performance. Holdings in prerefunded bonds boosted performance. The Funds, however, were underweighted in general obligation bonds relative to the Index, and this proved a drag on performance. Fund holdings in revenue bonds performed substantially in line with those in the Index, with hospital bonds making a
See Endnotes and Additional Disclosures on page 8.

2

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2011
Management’s Discussion of Fund Performance

meaningful contribution to relative performance, while the Funds’ transportation, lease and special tax holdings underperformed within the revenue bond category. Hedge positions using Treasury futures–a strategy that management has used to help mitigate interest-rate risk–was also a detractor from the Funds’ performance as Treasury interest rates declined during the period.
Clearly, many state and local governments continue to face daunting fiscal problems. Yet many, even those with some of the most severe budget problems—Illinois, California, New York and New Jersey—have made real progress in bringing budgets into line through lower spending, higher taxes or both. Tax revenues have also been on the rise in many areas as the economy slowly improves. We will continue to monitor developments and make strategic adjustments to the portfolios as appropriate, while maintaining a long-term perspective, which we believe will serve municipal investors well over time.
As we move ahead, we continue to focus on state and local government budget deficits, which are expected to peak in 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.
See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund
March 31, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance2

	Class A	Class B	Class C	Class I
Symbol	EXFLX	ELFLX	EZFLX	EILMX
Inception Dates	6/27/96	5/29/92	12/8/93	8/3/10

% Average Annual Total Returns at net asset value (NAV)

One Year	1.25	0.39	0.47	N.A.
Five Years	2.72	1.95	1.95	N.A.
10 Years	3.45	2.68	2.68	N.A.
Since Inception	3.87	3.44	2.93	-2.11

% SEC Average Annual Total Returns with maximum sales charge

One Year	-1.04	-2.54	-0.51	N.A.
Five Years	2.24	1.95	1.95	N.A.
10 Years	3.22	2.68	2.68	N.A.
Since Inception	3.71	3.44	2.93	-2.11

% Maximum Sales Charge	2.25	3.00	1.00	N.A.

Performance of $10,0003

This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	3/31/01	$14,044	$13,732

Class C	3/31/01	$13,030	$13,030

Class I	8/3/10	$9,789	$9,789

See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund
March 31, 2011
Performance (continued)

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I

	0.91	1.66	1.66	0.76

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[5]	3.62	2.88	2.87	3.77
Taxable-Equivalent Distribution Rate[5,6]	5.57	4.43	4.42	5.80
SEC 30-day Yield[7]	2.87	2.18	2.18	3.09
Taxable-Equivalent SEC 30-day Yield[6,7]	4.42	3.35	3.35	4.75

Comparative Performance 3/31/10 – 3/31/11[1]	% Return

Barclays Capital 7 Year Municipal Bond Index	3.93	*
Lipper Intermediate Municipal Debt Funds Classification	2.08	*

* Source: Lipper.
Fund Profile

Rating Distribution4 (% of total investments)

See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance2

	Class A	Class B	Class C	Class I
Symbol	EXNAX	ELNAX	EZNAX	EINAX
Inception Dates	6/27/96	5/22/92	12/8/93	10/1/09

% Average Annual Total Returns at NAV

One Year	1.17	0.42	0.46	1.43
Five Years	2.90	2.15	2.17	N.A.
10 Years	3.95	3.17	3.17	N.A.
Since Inception	4.33	3.83	3.25	1.07

% SEC Average Annual Total Returns with maximum sales charge

One Year	-1.10	-2.50	-0.52	1.43
Five Years	2.43	2.15	2.17	N.A.
10 Years	3.71	3.17	3.17	N.A.
Since Inception	4.17	3.83	3.25	1.07

% Maximum Sales Charge	2.25	3.00	1.00	N.A.

Performance of $10,0003

This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	3/31/01	$14,733	$14,403

Class C	3/31/01	$13,670	$13,670

Class I	10/1/09	$10,160	$10,160

See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2011
Performance (continued)

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I

	0.72	1.47	1.47	0.59

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[5]	3.96	3.20	3.20	4.10

Taxable-Equivalent Distribution Rate[5,6]	6.09	4.92	4.92	6.31
SEC 30-day Yield[7]	3.12	2.44	2.44	3.34
Taxable-Equivalent SEC 30-day Yield[6,7]	4.80	3.75	3.75	5.14

Comparative Performance 3/31/10 – 3/31/11[1]	% Return

Barclays Capital 7 Year Municipal Bond Index	3.93	*
Lipper Intermediate Municipal Debt Funds Classification	2.08	*

* Source: Lipper.
Fund Profile
Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):8

AAA	20.8	B	0.7
AA	32.2	CCC	0.2
A	26.9	Not Rated	3.7
BBB	15.5

% Total Leverage[9]

RIB Leverage	0.76
See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

7

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2011
Endnotes and Additional Disclosures

1.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S with maturities ranging from 6-8 years. The Lipper total return is the average total return, at NAV, of funds that are in the Fund’s Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. Index and Lipper returns are available as of month end only.

2.	Returns for AMT-Free Limited Maturity Municipal Income Fund Class I shares are cumulative since inception. Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Total Returns for Class B reflect the applicable contingent deferred sales charges (CDSC) based on the following schedule: 3% – 1st year; 2.5% 2nd year; 2% – 3rd year; 1% – 4th year. SEC Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

3.	The hypothetical performance in the line graph and the total returns in the tables do not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

4.	Source: Prospectus dated 8/1/10, as supplemented or revised. Expense Ratio for National Limited Maturity Municipal Income Fund includes interest expense of 0.01% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, NAV and performance have not been affected by this expense.

5.	Distribution Rate is the last regular distribution per share in the period (annualized) divided by the Fund NAV at the end of the period.

6.	Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower income tax rate would result in lower tax-equivalent figures.

7.	Fund SEC 30-day yields are calculated by dividing net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

8.	Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

9.	The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See “Floating Rate Notes Issued in Conjunction with Securities Held” in Note 1 to the financial statements for more information on RIB investments. RIB leverage represents the amount of Floating Rate Notes outstanding as of 3/31/11 as a percentage of the Fund’s net assets plus Floating Rate Notes.
The views expressed throughout this report are those of portfolio management and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

8

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 – March 31, 2011).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/10)	(3/31/11)	(10/1/10 – 3/31/11)	Ratio

Actual
Class A	$1,000.00	$959.10	$4.20	0.86%
Class B	$1,000.00	$954.60	$7.80	1.60%
Class C	$1,000.00	$955.20	$7.85	1.61%
Class I	$1,000.00	$959.80	$3.52	0.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.33	0.86%
Class B	$1,000.00	$1,017.00	$8.05	1.60%
Class C	$1,000.00	$1,016.90	$8.10	1.61%
Class I	$1,000.00	$1,021.30	$3.63	0.72%
*  Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2010.

9

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Fund Expenses — continued

Eaton Vance National Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/10)	(3/31/11)	(10/1/10 – 3/31/11)	Ratio

Actual
Class A	$1,000.00	$970.10	$3.39	0.69%
Class B	$1,000.00	$966.50	$7.06	1.44%
Class C	$1,000.00	$966.40	$7.06	1.44%
Class I	$1,000.00	$971.80	$2.61	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.48	0.69%
Class B	$1,000.00	$1,017.80	$7.24	1.44%
Class C	$1,000.00	$1,017.80	$7.24	1.44%
Class I	$1,000.00	$1,022.30	$2.67	0.53%
*  Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2010.

10

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 98.6%

	Principal Amount
Security	(000’s omitted)	Value

Bond Bank — 1.7%

Idaho Board Bank Authority, 5.00%, 9/15/22	$1,000	$1,088,770

		$1,088,770

Education — 9.1%

Delaware County, PA, (Villanova University), 5.00%, 12/1/20	$500	$541,280
Indiana University, IN, 5.00%, 8/1/20	180	198,092
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	500	599,525
Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,000	1,169,340
New York Dormitory Authority, (State University Educational Facilities), 5.25% to 5/15/12 (Put Date), 11/15/23	1,000	1,047,410
Purdue University, IN, 5.00%, 7/1/21	150	164,935
University of Houston, TX, 5.00%, 2/15/21	1,000	1,084,770
University of Pittsburgh, PA, 5.25%, 9/15/23	1,000	1,096,200

		$5,901,552

Electric Utilities — 10.8%

California Department of Water Resource Power Supply, 5.00%, 5/1/22	$670	$716,451
Connecticut Development Authority, (United Illuminating Co.), 5.75% to 2/1/12 (Put Date), 6/1/26	1,000	1,028,960
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24(1)	1,000	1,050,740
Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	500	525,340
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	800	853,424
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	1,000	1,098,340
Puerto Rico Electric Power Authority, 5.00%, 7/1/23	500	487,890
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,000	1,132,370
Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	135	135,976

		$7,029,491

Escrowed / Prerefunded — 0.1%

Henrico County, VA, (Public Improvements), Prerefunded to 12/1/18, 5.00%, 12/1/20	$50	$59,083

		$59,083

General Obligations — 10.2%

Laguna Beach, CA, Unified School District, (Election of 2001), 5.00%, 8/1/22	$500	$551,130
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	1,500	1,585,200
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/17	2,000	1,627,500
Virginia, 5.00%, 6/1/28	1,500	1,601,925
Will, Grundy, Etc. Counties, IL, Community College District No. 525, 5.50%, 6/1/18	645	738,015
Wilmington, DE, 5.00%, 12/1/25	500	532,590

		$6,636,360

Hospital — 9.7%

California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$1,000	$1,021,380
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,000	1,061,420
Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,000	1,032,280
Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	1,000	1,035,800
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	306,218
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,474,527
Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	200	206,566
Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	175	180,301

		$6,318,492

Insured – Education — 3.4%

New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,000	$1,150,430
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,000	1,052,290

		$2,202,720

Insured – Electric Utilities — 3.0%

Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,000	$1,047,730
South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	850	928,566

		$1,976,296

See Notes to Financial Statements.
11

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – General Obligations — 4.3%

Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,000	$1,170,370
New York, NY, (AGM), 5.00%, 4/1/22	500	533,395
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,104,020

		$2,807,785

Insured – Special Tax Revenue — 5.2%

Jefferson, LA, Sales Tax, (AGC), 5.00%, 12/1/21	$1,000	$1,076,530
Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	700	759,269
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,000	1,001,230
Tamarac, FL, Sales Tax, (FGIC), (NPFG), 5.00%, 4/1/18	500	522,955

		$3,359,984

Insured – Transportation — 2.4%

Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,000	$1,089,970
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	420	461,236

		$1,551,206

Insured – Water and Sewer — 5.5%

Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,000	$1,076,860
Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,000	1,074,770
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	1,000	1,161,180
Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	250	288,115

		$3,600,925

Nursing Home — 0.1%

Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$55	$55,017

		$55,017

Other Revenue — 4.4%

Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$890	$679,114
Florida Board of Education, 5.00%, 7/1/19	500	549,180
New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,036,440
Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	530	600,978

		$2,865,712

Senior Living / Life Care — 0.9%

Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$275	$264,690
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(2)	590	327,332

		$592,022

Special Tax Revenue — 5.4%

California Economic Recovery, 5.00%, 7/1/18	$500	$559,515
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	70	70,048
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	65	61,291
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	165	157,971
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	30	29,143
Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	500	510,720
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	25	14,130
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	60	21,197
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	40	32,164
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	45	17,621
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(3)	35	0
North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	235	231,012
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	140	128,891
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	87,565
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,365	1,505,636
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(3)	20	5,768

See Notes to Financial Statements.
12

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(3)	$105	$73,374

		$3,506,046

Student Loan — 4.0%

Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$1,000	$1,006,780
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	1,500	1,616,010

		$2,622,790

Transportation — 12.9%

Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,000	$1,073,420
Maryland Transportation Authority, 5.00%, 7/1/20	1,000	1,120,700
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	500	537,725
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,250	1,331,038
Ohio Major New State Infrastructure Project Revenue, 5.75%, 6/15/19	1,000	1,147,220
Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,000	1,043,770
Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,000	1,048,380
Texas Transportation Commission, State Highway Fund, First Tier, 5.00%, 4/1/21	1,000	1,098,470

		$8,400,723

Water and Sewer — 5.5%

Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/21	$750	$829,320
Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,000	1,159,420
Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	750	842,955
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	670	726,334

		$3,558,029

Total Tax-Exempt Investments — 98.6%
(identified cost $61,731,566)		$64,133,003

Other Assets, Less Liabilities — 1.4%		$881,077

Net Assets — 100.0%		$65,014,080

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund

At March 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	10.9%
Others, representing less than 10% individually	87.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 24.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 7.5% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security is in default and making only partial interest payments.

(3)	Defaulted bond.

See Notes to Financial Statements.
13

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 99.5%

	Principal Amount
Security	(000’s omitted)	Value

Bond Bank — 0.7%

Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$210	$160,010
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,231,014
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,595	1,627,075
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	1,040	1,091,085
Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	315	263,652

		$4,372,836

Cogeneration — 0.2%

Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$475	$445,593
Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	570	568,495

		$1,014,088

Education — 2.9%

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$500	$510,730
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	501,200
Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	2,000	2,096,180
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(1)	250	99,938
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	385	376,645
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,978,006
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,500	2,800,600
Ohio Higher Educational Facility Commission, (John Carroll University), 5.00%, 11/15/13	500	539,990
Ohio State University General Receipts, 5.00%, 12/1/23	250	265,472
University of California, 5.00%, 5/15/21	500	541,635
University of Illinois, 0.00%, 4/1/15	1,700	1,475,685
University of Illinois, 0.00%, 4/1/16	1,000	822,480
University of Texas, 5.25%, 7/1/26	5,245	5,965,191

		$18,973,752

Electric Utilities — 9.2%

American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,324,147
California Department of Water Resource Power Supply, 5.00%, 5/1/22	6,705	7,169,857
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,083,580
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,200	3,413,696
Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,215,310
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,196,680
Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,500	3,755,500
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,812,620
New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,500	2,680,425
New Hampshire Business Finance Authority Pollution Control, (United Illuminating Co.), (AMT), 7.125% to 2/1/12 (Put Date), 7/1/27	3,000	3,134,310
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	700	737,310
Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,500	6,782,620
Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 6.00% to 10/1/11 (Put Date), 10/1/38	3,000	3,054,120
Sam Rayburn Municipal Power Agency, TX, Power Supply System, 6.00%, 10/1/16	1,250	1,293,425
Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	1,365	1,374,869
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	8,552,700
Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,500	2,607,750

		$60,188,919

Escrowed / Prerefunded — 2.7%

California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$250	$265,335
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	430	464,955
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Escrowed to Maturity, 5.00%, 11/15/16	45	52,496

See Notes to Financial Statements.
14

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Escrowed / Prerefunded (continued)

Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/20	$65	$76,259
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,000	3,479,880
Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,000	2,183,040
New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,235	1,304,555
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,294,997
Ohio State Water Development Authority, (Drinking Water), Prerefunded to 12/1/12, 5.50%, 12/1/14	430	465,643
Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,000	2,156,440
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	5,000	5,682,300

		$17,425,900

General Obligations — 8.8%

Chemeketa, OR, Community College District, 5.50%, 6/15/22	$1,000	$1,119,050
Franklin County, OH, 5.00%, 12/1/12	395	424,400
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,472,769
Gwinnett County, GA, School District, 5.00%, 2/1/29	5,400	5,817,096
Hamilton, OH, School District, 6.15%, 12/1/15	500	588,795
Maryland State and Local Facilities, 5.00%, 8/1/18	10,000	11,429,800
Michigan, 6.00%, 11/1/22	2,985	3,338,663
North Carolina, 5.00%, 5/1/22	10,000	11,495,900
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	750	787,905
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	15,320	8,744,809
Wake County, NC, 5.00%, 3/1/24	10,000	11,358,100

		$57,577,287

Health Care – Miscellaneous — 0.0%(2)

Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	$192	$194,173

		$194,173

Hospital — 8.3%

California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$7,000	$7,149,660
California Health Facilities Financing Authority, (Scripps Health), 5.00%, 10/1/21	500	512,885
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	523,790
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	530,710
Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	3,000	3,250,170
Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,000	6,298,260
Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,500	2,640,325
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,205	1,333,393
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,860	1,950,973
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,835	2,906,867
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	3,073,315
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,085,470
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,317,250
Michigan Hospital Finance Authority, (Ascension Health Care), 5.00% to 11/1/12 (Put Date), 11/1/27(4)	7,470	7,946,362
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,000	1,000,740
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,000	2,070,120
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,750	1,837,937
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,905	1,911,877
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	911,452
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	991,573
South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,000	2,082,860
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,125,890
Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	250	257,408
Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,750	1,738,607

		$54,447,894

See Notes to Financial Statements.
15

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Housing — 0.2%

Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$445	$424,463
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	620	498,871
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(1)	95	51,296

		$974,630

Industrial Development Revenue — 8.3%

Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00% to 5/1/15 (Put Date), 5/1/29	$1,500	$1,530,900
Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	2,000	2,016,840
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,000	1,049,720
Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,650	5,730,399
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,420	1,117,341
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,440	1,362,931
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,560	1,586,177
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	9,990	9,921,069
New York, NY, Industrial Development Agency, (American Airlines, Inc. – JFK International Airport), (AMT), 7.50%, 8/1/16	3,000	3,052,080
New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,750	2,957,185
New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/15	5,000	5,443,700
Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,950	1,991,886
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	7,000	6,446,650
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,509,405
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	7,915	6,621,847

		$54,338,130

Insured – Education — 1.6%

California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$318,390
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	533,980
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,092,129
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,537,177
New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	2,000	2,159,020

		$10,640,696

Insured – Electric Utilities — 3.2%

California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (NPFG), (AMT), 5.35%, 12/1/16	$1,200	$1,226,628
California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), Series B, (FGIC), (AMT), 4.75%, 12/1/23	5,335	5,127,789
California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	600	662,754
Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00% to 3/15/12 (Put Date), 12/1/34	8,000	8,256,320
Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,000	3,262,740
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	516,535
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	500	541,690
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,072,400

		$20,666,856

Insured – Escrowed / Prerefunded — 2.2%

Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$442,744
Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,000	1,136,380
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,000	3,413,730
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,000	2,275,820

See Notes to Financial Statements.
16

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)

Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/22	$1,000	$1,137,910
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,689,550
Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	405,496

		$14,501,630

Insured – General Obligations — 8.7%

Barstow, CA, Unified School District, (FGIC), (NPFG), 5.25%, 8/1/18	$400	$416,084
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	5,200,080
Byron Center, MI, Public Schools, (AGM), 3.50%, 5/1/23	885	777,800
Byron Center, MI, Public Schools, (AGM), 3.625%, 5/1/24	1,455	1,262,751
Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	4,500	4,752,630
Fresno, CA, Unified School District, (NPFG), 5.80%, 2/1/16	760	838,311
Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	1,000	927,370
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	500	582,875
Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	5,000	5,527,800
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,055	1,214,590
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	625	716,388
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,000	10,314,000
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,611,773
Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,440	3,753,487
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	1,629,900
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	1,900	1,960,990
St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	1,000	886,810
Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	500	538,685
Upper Arlington, OH, City School District, (AGM), 5.00%, 12/1/21	670	702,709
Washington, (AMBAC), 0.00%, 12/1/22	10,000	6,084,700
West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	4,275	2,775,330
Wyoming School District, (FGIC), (NPFG), 5.75%, 12/1/17	460	530,076

		$57,005,139

Insured – Hospital — 1.6%

Cuyahoga County, OH, (MetroHealth System), (NPFG), 5.50%, 2/15/12	$500	$517,685
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/12	1,000	1,033,690
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	1,000	1,058,140
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	500	538,210
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,405	3,472,419
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,745	3,798,965

		$10,419,109

Insured – Industrial Development Revenue — 0.1%

Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$345	$361,198

		$361,198

Insured – Lease Revenue / Certificates of Participation — 0.5%

California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$440	$458,814
Ohio Building Authority, (AGM), 5.50%, 10/1/11	500	512,915
Texas Public Finance Authority, (NPFG), 0.00%, 2/1/12	2,100	2,079,441

		$3,051,170

Insured – Other Revenue — 1.0%

Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	$500	$524,410
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,000	5,184,500
Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	1,000	1,026,090

		$6,735,000

Insured – Special Tax Revenue — 5.6%

Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$1,785	$1,787,178
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	5,601,100

See Notes to Financial Statements.
17

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	$6,040	$5,634,474
Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	10,000	11,429,900
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,820,150
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	4,920	5,144,696
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	258,688
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	565,290

		$36,241,476

Insured – Student Loan — 2.5%

Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,475	$3,520,071
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	13,415	12,667,650

		$16,187,721

Insured – Transportation — 5.0%

Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,295	$2,323,619
Denver, CO, City and County Airport, (AGM), (AMT), 5.00%, 11/15/11	1,000	1,025,490
Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,000	1,032,220
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	1,045	1,139,019
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,049,270
Kenton County, KY, (Cincinnati/Northern Kentucky Airport), (NPFG), (AMT), 5.625%, 3/1/13	2,000	2,058,040
Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,125	8,799,537
Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,000	1,054,360
New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	10,000	4,568,100
New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,000	5,326,950
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,142,107
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	1,750	2,000,880
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	630,274
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	717,761

		$32,867,627

Insured – Water and Sewer — 1.5%

Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	$3,125	$3,380,438
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	3,250	3,554,037
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	2,425	2,815,862

		$9,750,337

Lease Revenue / Certificates of Participation — 2.4%

California Public Works, (University of California), 5.25%, 6/1/20	$500	$537,055
Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,265	5,599,012
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,240	2,314,682
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,945	2,000,296
New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,385	3,645,171
Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,755	1,767,127

		$15,863,343

Other Revenue — 2.9%

Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,000	$1,008,030
Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	4,430	3,380,311
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,220	978,928
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(3)	4,500	3,489,390
Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	4,220	3,683,891
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	105	102,455
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	700	628,411
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	261,285

See Notes to Financial Statements.
18

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Other Revenue (continued)

Seminole Tribe, FL, 5.75%, 10/1/22(3)	$5,250	$4,835,880
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(3)	500	489,080

		$18,857,661

Senior Living / Life Care — 0.7%

California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,520	$1,532,707
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	200	198,828
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,080	1,018,008
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	560	508,844
New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	750	751,343
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(5)	495	274,626
St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	460	429,884

		$4,714,240

Solid Waste — 1.1%

Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$4,000	$4,010,680
Napa-Vallejo, CA, Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	350	350,403
Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	3,000	3,048,780

		$7,409,863

Special Tax Revenue — 1.5%

Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	$912	$590,857
California Economic Recovery, 5.00%, 7/1/18	500	559,515
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	190	190,131
Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	2,000	1,082,460
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	560	528,041
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	575	550,505
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	160	155,429
Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	2,000	2,042,880
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,000	1,116,700
Moreno Valley, CA, Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40	40,080
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	155	87,603
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	395	139,546
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	240	192,986
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	310	121,393
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	280	0
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	830	764,140
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,170	1,024,510
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(1)	275	79,310
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(1)	315	220,122
Torrance, CA, Redevelopment Agency, 5.50%, 9/1/12	200	200,292

		$9,686,500

Transportation — 9.7%

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$500	$535,110
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,294,300
Hawaii Airports System, 5.25%, 7/1/28	3,650	3,689,675
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	532,760
Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.25%, 9/1/15	2,500	2,625,825
Maryland Transportation Authority, 5.00%, 3/1/18	10,000	11,343,900
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,343,850
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,440,300
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,207,925
New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,000	5,196,450

See Notes to Financial Statements.
19

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Transportation (continued)

North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	$5,000	$5,324,150
Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,000	1,054,150
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	10,000	10,143,900
Port of Redwood City, CA, (AMT), 5.40%, 6/1/19	290	290,334

		$63,022,629

Water and Sewer — 6.4%

Fairfax County, VA, Water Authority, 5.00%, 4/1/18(6)	$5,000	$5,679,350
Gilroy, CA, Water and Sewer Revenue, 5.00%, 8/1/22	440	485,073
Kansas Development Finance Authority, (Revolving Funds – Department of Health and Environment), 5.00%, 3/1/22	9,215	10,338,401
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,320,910
Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	2,000	2,237,300
Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	20	21,519
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	280	323,042
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	1,954,876
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	10,000	11,212,700
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	5,957,750

		$41,530,921

Total Tax-Exempt Investments — 99.5%
(identified cost $639,742,689)		$649,020,725

Other Assets, Less Liabilities — 0.5%		$3,393,083

Net Assets — 100.0%		$652,413,808

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
SUNY	- State University of New York
XLCA	- XL Capital Assurance, Inc.

At March 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 33.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 15.9% of total investments.

(1)	Defaulted bond.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2011, the aggregate value of these securities is $9,507,394 or 1.5% of the Fund’s net assets.

(4)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(5)	Security is in default and making only partial interest payments.

(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.
20

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Statements of Assets and Liabilities

	March 31, 2011

	AMT-Free	National
Assets	Limited Fund	Limited Fund

Investments —
Identified cost	$61,731,566	$639,742,689
Unrealized appreciation	2,401,437	9,278,036

Investments, at value	$64,133,003	$649,020,725

Cash	$30,137	$1,913,370
Interest receivable	866,967	8,881,523
Receivable for investments sold	1,252,113	250,384
Receivable for Fund shares sold	3,299	709,951
Receivable for variation margin on open financial futures contracts	7,031	22,219

Total assets	$66,292,550	$660,798,172

Liabilities

Payable for floating rate notes issued	$—	$4,980,000
Demand note payable	900,000	—
Payable for Fund shares redeemed	169,928	1,733,565
Distributions payable	108,872	1,088,405
Payable to affiliates:
Investment adviser fee	24,162	236,687
Distribution and service fees	17,884	151,921
Interest expense and fees payable	—	17,917
Accrued expenses	57,624	175,869

Total liabilities	$1,278,470	$8,384,364

Net Assets	$65,014,080	$652,413,808

Sources of Net Assets

Paid-in capital	$65,711,703	$686,730,107
Accumulated net realized loss	(3,016,584)	(43,694,233)
Accumulated undistributed (distributions in excess of) net investment income	(67,565)	35,109
Net unrealized appreciation	2,386,526	9,342,825

Net Assets	$65,014,080	$652,413,808

Class A Shares

Net Assets	$50,691,776	$339,380,165
Shares Outstanding	5,211,551	34,791,379
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.73	$9.75
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.95	$9.97

Class B Shares

Net Assets	$767,672	$4,954,998
Shares Outstanding	78,900	507,686
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.73	$9.76

Class C Shares

Net Assets	$13,477,015	$133,071,222
Shares Outstanding	1,466,853	14,542,421
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.19	$9.15

Class I Shares

Net Assets	$77,617	$175,007,423
Shares Outstanding	7,976	17,940,062
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.73	$9.76

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
21

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Statements of Operations

	Year Ended March 31, 2011

	AMT-Free	National
Investment Income	Limited Fund	Limited Fund

Interest	$3,134,768	$31,259,259

Total investment income	$3,134,768	$31,259,259

Expenses

Investment adviser fee	$312,920	$2,940,430
Distribution and service fees
Class A	85,536	591,276
Class B	7,734	52,587
Class C	136,884	1,318,675
Trustees’ fees and expenses	2,948	24,307
Custodian fee	48,780	236,952
Transfer and dividend disbursing agent fees	25,501	270,063
Legal and accounting services	36,374	63,895
Printing and postage	7,770	38,997
Registration fees	61,630	97,631
Interest expense and fees	—	47,016
Miscellaneous	29,709	82,371

Total expenses	$755,786	$5,764,200

Deduct —
Reduction of custodian fee	$1,381	$10,646

Total expense reductions	$1,381	$10,646

Net expenses	$754,405	$5,753,554

Net investment income	$2,380,363	$25,505,705

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(219,762)	$(3,714,102)
Financial futures contracts	(937,542)	(6,139,682)

Net realized loss	$(1,157,304)	$(9,853,784)

Change in unrealized appreciation (depreciation) —
Investments	$(549,230)	$(10,641,910)
Financial futures contracts	18,147	201,554

Net change in unrealized appreciation (depreciation)	$(531,083)	$(10,440,356)

Net realized and unrealized loss	$(1,688,387)	$(20,294,140)

Net increase in net assets from operations	$691,976	$5,211,565

See Notes to Financial Statements.
22

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Statements of Changes in Net Assets

	Year Ended March 31, 2011

	AMT-Free	National
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund

From operations —
Net investment income	$2,380,363	$25,505,705
Net realized loss from investment transactions and financial futures contracts	(1,157,304)	(9,853,784)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(531,083)	(10,440,356)

Net increase in net assets from operations	$691,976	$5,211,565

Distributions to shareholders —
From net investment income
Class A	$(1,928,228)	$(14,953,044)
Class B	(22,666)	(177,742)
Class C	(400,583)	(4,451,696)
Class I	(6,441)	(5,786,868)

Total distributions to shareholders	$(2,357,918)	$(25,369,350)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,708,695	$113,152,603
Class B	379,475	2,202,456
Class C	5,502,383	35,755,460
Class I	737,961	139,193,941
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,146,754	10,610,691
Class B	10,860	101,375
Class C	233,578	2,396,989
Class I	5,463	529,933
Cost of shares redeemed
Class A	(24,617,565)	(207,387,017)
Class B	(246,507)	(1,785,343)
Class C	(6,457,636)	(47,199,734)
Class I	(632,701)	(57,535,716)
Issued in connection with tax-free reorganization (see Note 12)
Class A	—	21,691,369
Class B	—	232,109
Class C	—	2,312,480
Net asset value of shares exchanged
Class A	254,982	1,796,600
Class B	(254,982)	(1,796,600)

Net increase (decrease) in net assets from Fund share transactions	$(5,229,240)	$14,271,596

Net decrease in net assets	$(6,895,182)	$(5,886,189)

Net Assets

At beginning of year	$71,909,262	$658,299,997

At end of year	$65,014,080	$652,413,808

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(67,565)	$35,109

See Notes to Financial Statements.
23

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2010

	AMT-Free	National
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund

From operations —
Net investment income	$2,087,997	$26,637,386
Net realized gain from investment transactions and financial futures contracts	492,311	2,466,118
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,116,189	52,993,958

Net increase in net assets from operations	$4,696,497	$82,097,462

Distributions to shareholders —
From net investment income
Class A	$(1,678,354)	$(20,620,944)
Class B	(24,587)	(211,965)
Class C	(334,438)	(4,037,795)
Class I	—	(1,439,461)

Total distributions to shareholders	$(2,037,379)	$(26,310,165)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$27,924,563	$165,644,395
Class B	565,003	2,595,590
Class C	4,769,145	52,717,652
Class I	—	106,438,150
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,067,682	14,061,172
Class B	11,839	114,302
Class C	205,988	2,062,896
Class I	—	55,274
Cost of shares redeemed
Class A	(24,323,108)	(336,328,311)
Class B	(193,066)	(1,402,380)
Class C	(1,670,810)	(26,249,485)
Class I	—	(8,582,650)
Issued in connection with tax-free reorganization (see Note 12)
Class A	—	18,406,510
Class B	—	218,753
Class C	—	868,318
Net asset value of shares exchanged
Class A	496,946	2,046,981
Class B	(496,946)	(2,046,981)

Net increase (decrease) in net assets from Fund share transactions	$8,357,236	$(9,379,814)

Net increase in net assets	$11,016,354	$46,407,483

Net Assets

At beginning of year	$60,892,908	$611,892,514

At end of year	$71,909,262	$658,299,997

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(59,078)	$93,007

See Notes to Financial Statements.
24

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights

	AMT-Free Limited Fund — Class A

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.940	$9.470	$9.890	$10.280	$10.230

Income (Loss) From Operations

Net investment income(1)	$0.342	$0.343	$0.343	$0.388	$0.394
Net realized and unrealized gain (loss)	(0.213)	0.462	(0.377)	(0.382)	0.041

Total income (loss) from operations	$0.129	$0.805	$(0.034)	$0.006	$0.435

Less Distributions

From net investment income	$(0.339)	$(0.335)	$(0.386)	$(0.396)	$(0.385)

Total distributions	$(0.339)	$(0.335)	$(0.386)	$(0.396)	$(0.385)

Net asset value — End of year	$9.730	$9.940	$9.470	$9.890	$10.280

Total Return(2)	1.25%	8.58%	(0.33)%	0.05%	4.32%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$50,692	$56,413	$49,188	$29,297	$33,440
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.87%	0.91%	0.98%	0.92%	0.89%
Expenses after custodian fee reduction	0.87%	0.91%	0.95%	0.90%	0.87%
Net investment income	3.41%	3.47%	3.58%	3.83%	3.83%
Portfolio Turnover	11%	34%	78%	36%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.
25

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	AMT-Free Limited Fund — Class B

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.950	$9.480	$9.890	$10.280	$10.230

Income (Loss) From Operations

Net investment income(1)	$0.267	$0.269	$0.272	$0.314	$0.317
Net realized and unrealized gain (loss)	(0.223)	0.464	(0.371)	(0.385)	0.040

Total income (loss) from operations	$0.044	$0.733	$(0.099)	$(0.071)	$0.357

Less Distributions

From net investment income	$(0.264)	$(0.263)	$(0.311)	$(0.319)	$(0.307)

Total distributions	$(0.264)	$(0.263)	$(0.311)	$(0.319)	$(0.307)

Net asset value — End of year	$9.730	$9.950	$9.480	$9.890	$10.280

Total Return(2)	0.39%	7.90%	(1.10)%	(0.71)%	3.54%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$768	$898	$962	$1,256	$2,760
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.61%	1.66%	1.73%	1.67%	1.64%
Expenses after custodian fee reduction	1.61%	1.66%	1.71%	1.65%	1.62%
Net investment income	2.67%	2.72%	2.82%	3.09%	3.08%
Portfolio Turnover	11%	34%	78%	36%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.
26

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	AMT-Free Limited Fund — Class C

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.390	$8.950	$9.340	$9.700	$9.660

Income (Loss) From Operations

Net investment income(1)	$0.252	$0.253	$0.256	$0.295	$0.299
Net realized and unrealized gain (loss)	(0.203)	0.435	(0.352)	(0.354)	0.031

Total income (loss) from operations	$0.049	$0.688	$(0.096)	$(0.059)	$0.330

Less Distributions

From net investment income	$(0.249)	$(0.248)	$(0.294)	$(0.301)	$(0.290)

Total distributions	$(0.249)	$(0.248)	$(0.294)	$(0.301)	$(0.290)

Net asset value — End of year	$9.190	$9.390	$8.950	$9.340	$9.700

Total Return(2)	0.47%	7.74%	(1.02)%	(0.63)%	3.46%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$13,477	$14,598	$10,743	$8,522	$9,612
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.62%	1.66%	1.74%	1.67%	1.64%
Expenses after custodian fee reduction	1.62%	1.66%	1.71%	1.65%	1.62%
Net investment income	2.67%	2.71%	2.82%	3.08%	3.09%
Portfolio Turnover	11%	34%	78%	36%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.
27

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	AMT-Free Limited
	Fund — Class I

	Period Ended
	March 31, 2011(1)

Net asset value — Beginning of period	$10.160

Income (Loss) From Operations

Net investment income	$0.235
Net realized and unrealized loss	(0.430)

Total loss from operations	$(0.195)

Less Distributions

From net investment income	$(0.235)

Total distributions	$(0.235)

Net asset value — End of period	$9.730

Total Return(2)	(2.11	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$78
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.72	%(5)
Net investment income	3.76	%(5)
Portfolio Turnover	11	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.
28

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	National Limited Fund — Class A

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.010	$9.200	$9.930	$10.420	$10.290

Income (Loss) From Operations

Net investment income(1)	$0.382	$0.398	$0.394	$0.392	$0.410
Net realized and unrealized gain (loss)	(0.263)	0.804	(0.733)	(0.488)	0.134

Total income (loss) from operations	$0.119	$1.202	$(0.339)	$(0.096)	$0.544

Less Distributions

From net investment income	$(0.379)	$(0.392)	$(0.391)	$(0.394)	$(0.414)

Total distributions	$(0.379)	$(0.392)	$(0.391)	$(0.394)	$(0.414)

Net asset value — End of year	$9.750	$10.010	$9.200	$9.930	$10.420

Total Return(2)	1.17%	13.22%	(3.50)%	(0.94)%	5.38%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$339,380	$410,009	$500,869	$541,176	$367,010
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.69%	0.71%	0.72%	0.71%	0.78%
Interest and fee expense(3)	0.01%	0.01%	0.02%	0.05%	0.10%
Total expenses before custodian fee reduction	0.70%	0.72%	0.74%	0.76%	0.88%
Expenses after custodian fee reduction excluding interest and fees	0.69%	0.71%	0.71%	0.70%	0.76%
Net investment income	3.82%	4.05%	4.12%	3.84%	3.95%
Portfolio Turnover	21%	14%	33%	39%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.
29

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	National Limited Fund — Class B

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.020	$9.200	$9.940	$10.420	$10.290

Income (Loss) From Operations

Net investment income(1)	$0.307	$0.324	$0.322	$0.318	$0.340
Net realized and unrealized gain (loss)	(0.263)	0.815	(0.745)	(0.482)	0.127

Total income (loss) from operations	$0.044	$1.139	$(0.423)	$(0.164)	$0.467

Less Distributions

From net investment income	$(0.304)	$(0.319)	$(0.317)	$(0.316)	$(0.337)

Total distributions	$(0.304)	$(0.319)	$(0.317)	$(0.316)	$(0.337)

Net asset value — End of year	$9.760	$10.020	$9.200	$9.940	$10.420

Total Return(2)	0.42%	12.50%	(4.34)%	(1.59)%	4.60%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,955	$6,157	$6,130	$6,512	$11,435
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44%	1.46%	1.47%	1.46%	1.53%
Interest and fee expense(3)	0.01%	0.01%	0.02%	0.05%	0.10%
Total expenses before custodian fee reduction	1.45%	1.47%	1.49%	1.51%	1.63%
Expenses after custodian fee reduction excluding interest and fees	1.44%	1.46%	1.46%	1.45%	1.51%
Net investment income	3.06%	3.29%	3.37%	3.11%	3.27%
Portfolio Turnover	21%	14%	33%	39%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.
30

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	National Limited Fund — Class C

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.390	$8.630	$9.310	$9.770	$9.640

Income (Loss) From Operations

Net investment income(1)	$0.287	$0.303	$0.302	$0.297	$0.316
Net realized and unrealized gain (loss)	(0.242)	0.756	(0.685)	(0.461)	0.129

Total income (loss) from operations	$0.045	$1.059	$(0.383)	$(0.164)	$0.445

Less Distributions

From net investment income	$(0.285)	$(0.299)	$(0.297)	$(0.296)	$(0.315)

Total distributions	$(0.285)	$(0.299)	$(0.297)	$(0.296)	$(0.315)

Net asset value — End of year	$9.150	$9.390	$8.630	$9.310	$9.770

Total Return(2)	0.46%	12.39%	(4.20)%	(1.70)%	4.68%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$133,071	$143,883	$104,893	$100,866	$81,411
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44%	1.46%	1.47%	1.46%	1.53%
Interest and fee expense(3)	0.01%	0.01%	0.02%	0.05%	0.10%
Total expenses before custodian fee reduction	1.45%	1.47%	1.49%	1.51%	1.63%
Expenses after custodian fee reduction excluding interest and fees	1.44%	1.46%	1.46%	1.45%	1.51%
Net investment income	3.06%	3.28%	3.38%	3.10%	3.24%
Portfolio Turnover	21%	14%	33%	39%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.
31

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	National Limited Fund — Class I

	Year Ended	Period Ended
	March 31, 2011	March 31, 2010(1)

Net asset value — Beginning of period	$10.010	$10.180

Income (Loss) From Operations

Net investment income(2)	$0.395	$0.206
Net realized and unrealized loss	(0.251)	(0.190)

Total income from operations	$0.144	$0.016

Less Distributions

From net investment income	$(0.394)	$(0.186)

Total distributions	$(0.394)	$(0.186)

Net asset value — End of period	$9.760	$10.010

Total Return(3)	1.43%	0.17	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$175,007	$98,250
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54%	0.58	%(5)
Interest and fee expense(6)	0.01%	0.01	%(5)
Total expenses before custodian fee reduction	0.55%	0.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54%	0.58	%(5)
Net investment income	3.95%	4.11	%(5)
Portfolio Turnover	21%	14	%(7)

(1)	For the period from the commencement of operations on October 1, 2009 to March 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	For the Fund’s year ended March 31, 2010.

See Notes to Financial Statements.
32

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance AMT-Free Limited Maturity Municipal Income Fund (AMT-Free Limited Fund) and Eaton Vance National Limited Maturity Municipal Income Fund (National Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Funds offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Limited Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

33

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

At March 31, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	AMT-Free	National
Expiration Date	Limited Fund	Limited Fund

March 31, 2012	$—	$1,523,357
March 31, 2013	995,128	1,431,742
March 31, 2014	—	213,995
March 31, 2015	25,590	935,617
March 31, 2016	—	6,965,834
March 31, 2017	647,289	11,469,902
March 31, 2018	233,087	12,040,671
March 31, 2019	952,777	6,473,142

	$2,853,871	$41,054,260

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital loss carryforwards, if any, created after March 31, 2011.

Included in the amounts above for National Limited Fund is a capital loss carryforward of $2,266,392 as a result of the reorganization (see Note 12). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

Additionally, at March 31, 2011, the AMT-Free Limited Fund and National Limited Fund had net capital losses of $230,662 and $3,177,027, respectively, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending March 31, 2012.

As of March 31, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse

34

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

floating rate obligation (Inverse Floater). The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year.

At March 31, 2011, the amount of the National Limited Fund’s Floating Rate Notes outstanding and related collateral were $4,980,000 and $7,946,362, respectively. The interest rate on the Floating Rate Notes outstanding at March 31, 2011 was 0.26%. For the year ended March 31, 2011, the National Limited Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $4,980,000 and 0.94%, respectively. For the year ended March 31, 2011, the AMT-Free Limited Fund had no transactions in Inverse Floaters.

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2011.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — The Funds may enter into financial futures contracts. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting

35

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2011 and March 31, 2010 was as follows:

	Year Ended March 31, 2011

	AMT-Free	National
	Limited Fund	Limited Fund

Distributions declared from:
Tax-exempt income	$2,357,774	$25,289,851
Ordinary income	$144	$79,499

	Year Ended March 31, 2010

	AMT-Free	National
	Limited Fund	Limited Fund

Distributions declared from:
Tax-exempt income	$2,036,131	$26,225,992
Ordinary income	$1,248	$84,173

During the year ended March 31, 2011, the following amounts were reclassified due to expired capital loss carryfowards and differences between book and tax accounting, primarily for accretion of market discount:

	AMT-Free	National
	Limited Fund	Limited Fund

Change in:
Paid-in capital	$(175,227)	$(1,170,574)
Accumulated net realized loss	$206,159	$1,364,827
Accumulated undistributed (distributions in excess of) net investment income	$(30,932)	$(194,253)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of March 31, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Undistributed tax-exempt income	$41,307	$1,123,514
Capital loss carryforward and post October losses	$(3,084,533)	$(44,231,287)
Net unrealized appreciation	$2,454,475	$9,879,879
Other temporary differences	$(108,872)	$(1,088,405)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, the timing of recognizing distributions to shareholders, accretion of market discount and inverse floaters.

36

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the year ended March 31, 2011, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Investment Adviser Fee	$312,920	$2,940,430
Effective Annual Rate	0.43%	0.42%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended March 31, 2011 were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

EVM’s Sub-Transfer Agent Fees	$1,162	$8,906
EVD’s Class A Sales Charges	$5,198	$29,512

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2011 for Class A shares amounted to the following:

	AMT-Free	National
	Limited Fund	Limited Fund

Class A Distribution and Service Fees	$85,536	$591,276

37

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended March 31, 2011, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	AMT-Free	National
	Limited Fund	Limited Fund

Class B Distribution Fees	$6,445	$43,822
Class C Distribution Fees	$114,070	$1,098,896

At March 31, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Class B	$1,117,000	$2,149,000
Class C	$11,034,000	$21,007,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended March 31, 2011 amounted to the following:

	AMT-Free	National
	Limited Fund	Limited Fund

Class B Service Fees	$1,289	$8,765
Class C Service Fees	$22,814	$219,779

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each

38

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended March 31, 2011, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free	National
	Limited Fund	Limited Fund

Class A	$—	$20,000
Class B	$4,000	$12,000
Class C	$4,000	$31,000

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended March 31, 2011 were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Purchases	$7,611,452	$140,416,833
Sales	$11,271,974	$158,148,458

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Limited Fund
	Year Ended March 31,
Class A	2011	2010

Sales	1,876,137	2,832,449
Issued to shareholders electing to receive payments of distributions in Fund shares	114,980	108,254
Redemptions	(2,478,705)	(2,511,246)
Exchange from Class B shares	25,232	50,396

Net increase (decrease)	(462,356)	479,853

	Year Ended March 31,
Class B	2011	2010

Sales	37,806	57,555
Issued to shareholders electing to receive payments of distributions in Fund shares	1,088	1,198
Redemptions	(25,089)	(19,599)
Exchange to Class A shares	(25,215)	(50,381)

Net decrease	(11,410)	(11,227)

39

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

	Year Ended March 31,
Class B	2011	2010

	Year Ended March 31,
Class C	2011	2010

Sales	582,128	509,430
Issued to shareholders electing to receive payments of distributions in Fund shares	24,805	22,072
Redemptions	(694,464)	(177,839)

Net increase (decrease)	(87,531)	353,663

	Period Ended
Class I	March 31, 2011(1)

Sales	72,415
Issued to shareholders electing to receive payments of distributions in Fund shares	556
Redemptions	(64,995)

Net increase	7,976

National Limited Fund
	Year Ended March 31,
Class A	2011	2010

Sales	11,328,749	16,870,444
Issued to shareholders electing to receive payments of distributions in Fund shares	1,062,336	1,429,534
Redemptions	(20,866,049)	(33,829,037)
Issued in connection with tax-free reorganization (see Note 12)	2,132,312	1,811,451
Exchange from Class B shares	179,864	206,925

Net decrease	(6,162,788)	(13,510,683)

	Year Ended March 31,
Class B	2011	2010

Sales	220,271	264,011
Issued to shareholders electing to receive payments of distributions in Fund shares	10,154	11,629
Redemptions	(180,447)	(141,964)
Issued in connection with tax-free reorganization (see Note 12)	22,804	21,518
Exchange to Class A shares	(179,787)	(206,739)

Net decrease	(107,005)	(51,545)

40

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

	Year Ended March 31,
Class B	2011	2010

	Year Ended March 31,
Class C	2011	2010

Sales	3,801,779	5,683,415
Issued to shareholders electing to receive payments of distributions in Fund shares	255,911	223,354
Redemptions	(5,078,472)	(2,836,475)
Issued in connection with tax-free reorganization (see Note 12)	242,332	91,100

Net increase (decrease)	(778,450)	3,161,394

	Year Ended	Period Ended
Class I	March 31, 2011	March 31, 2010(2)

Sales	13,860,458	10,662,477
Issued to shareholders electing to receive payments of distributions in Fund shares	53,133	5,468
Redemptions	(5,786,628)	(854,846)

Net increase	8,126,963	9,813,099

(1)	Class I of AMT-Free Limited Fund commenced operations on August 3, 2010.
(2)	Class I of National Limited Fund commenced operations on October 1, 2009.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Aggregate cost	$61,678,528	$634,160,846

Gross unrealized appreciation	$3,682,911	$23,195,987
Gross unrealized depreciation	(1,228,436)	(13,316,108)

Net unrealized appreciation	$2,454,475	$9,879,879

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2011, AMT-Free Limited Fund had a balance outstanding pursuant to this line of credit of $900,000 at an interest rate of 1.38%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2011. The Funds’ average borrowings or allocated fees during the year ended March 31, 2011 were not significant.

10 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement

41

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2011 is as follows:

Futures Contracts
						Net Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

AMT-Free Limited	6/11	75 U.S. 10-Year Treasury Note	Short	$(8,912,433)	$(8,927,344)	$(14,911)

National Limited	6/11	237 U.S. 10-Year Treasury Note	Short	$(28,308,178)	$(28,210,406)	$97,772
	6/11	406 U.S. 30-Year Treasury Bond	Short	(48,763,142)	(48,796,125)	(32,983)

At March 31, 2011, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2011 were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Asset Derivative:
Futures Contracts(1)	$—	$97,772

Total	$—	$97,772

Liability Derivative:
Futures Contracts(1)	$(14,911)	$(32,983)

Total	$(14,911)	$(32,983)

(1)	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2011 was as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$(937,542)	$(6,139,682)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$18,147	$201,554

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

42

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

The average notional amounts of futures contracts outstanding during the year ended March 31, 2011, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Average Notional Amount:
Futures Contracts	$5,500,000	$53,562,000

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

AMT-Free Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,133,003	$—	$64,133,003

Total Investments	$—	$64,133,003	$—	$64,133,003

Liability Description

Futures Contracts	$(14,911)	$—	$—	$(14,911)

Total	$(14,911)	$—	$—	$(14,911)

National Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$649,020,725	$—	$649,020,725

Total Investments	$—	$649,020,725	$—	$649,020,725

Futures Contracts	$97,772	$—	$—	$97,772

Total	$97,772	$649,020,725	$—	$649,118,497

Liability Description

Futures Contracts	$(32,983)	$—	$—	$(32,983)

Total	$(32,983)	$—	$—	$(32,983)

The Funds held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

43

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

12 Reorganizations

As of the close of business on September 25, 2009, the National Limited Fund acquired the net assets of Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) pursuant to a plan of reorganization approved by the shareholders of Ohio Limited Fund. The acquisition was accomplished by a tax-free exchange of 1,811,451 shares of Class A of the National Limited Fund (valued at $18,406,510) for the 2,701,684 shares of Class A of Ohio Limited Fund, 21,518 shares of Class B of the National Limited Fund (valued at $218,753) for the 38,026 shares of Class B of Ohio Limited Fund, and 91,100 shares of Class C of the National Limited Fund (valued at $868,318) for the 101,823 shares of Class C of Ohio Limited Fund, each outstanding on September 25, 2009. The investment portfolio of Ohio Limited Fund, with a fair value of $19,968,464 and identified cost of $18,777,122 was the principal asset acquired by the National Limited Fund. For financial reporting purposes, assets received and shares issued by the National Limited Fund were recorded at fair value; however, the identified cost of the investments received from the Ohio Limited Fund was carried forward to align ongoing reporting of the National Limited Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the National Limited Fund immediately before the acquisition were $700,453,624. The net assets of Ohio Limited Fund at that date of $19,493,581, including $1,263,216 of accumulated net realized losses and $1,191,342 of unrealized appreciation, were combined with those of the National Limited Fund, resulting in combined net assets of $719,947,205.

Assuming the acquisition had been completed on April 1, 2009, the beginning of the National Limited Fund’s annual reporting period, the National Limited Fund’s pro forma results of operations for the year ended March 31, 2010 were as follows:

Net investment income	$26,985,587
Net realized gains	$2,536,752
Net increase in net assets from operations	$83,359,359

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Ohio Limited Fund since September 25, 2009.

As of the close of business on November 5, 2010, the National Limited Fund acquired the net assets of Eaton Vance California Limited Maturity Municipal Income Fund (California Limited Fund) pursuant to a plan of reorganization approved by the shareholders of California Limited Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 2,132,312 shares of Class A of the National Limited Fund (valued at $21,691,369) for the 2,131,927 shares of Class A of California Limited Fund, 22,804 shares of Class B of the National Limited Fund (valued at $232,109) for the 22,881 shares of Class B of California Limited Fund, and 242,332 shares of Class C of the National Limited Fund (valued at $2,312,480) for the 235,057 shares of Class C of California Limited Fund, each outstanding on November 5, 2010. The investment portfolio of California Limited Fund, with a fair value of $22,772,001 and identified cost of $21,460,937 was the principal asset acquired by the National Limited Fund. For financial reporting purposes, assets received and shares issued by the National Limited Fund were recorded at fair value; however, the identified cost of the investments received from the California Limited Fund was carried forward to align ongoing reporting of the National Limited Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the National Limited Fund immediately before the acquisition were $720,762,615. The net assets of California Limited Fund at that date of $24,235,958, including $2,315,192 of accumulated net realized losses and $1,311,064 of unrealized appreciation, were combined with those of the National Limited Fund, resulting in combined net assets of $744,998,573.

Assuming the acquisition had been completed on April 1, 2010, the beginning of the National Limited Fund’s annual reporting period, the National Limited Fund’s pro forma results of operations for the year ended March 31, 2011 are as follows:

Net investment income	$26,042,552
Net realized loss	$(9,919,309)
Net increase in net assets from operations	$9,003,912

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of California Limited Fund that have been included in the National Limited Fund’s Statement of Operations since November 5, 2010.

In March 2011, the Trustees of National Limited Fund approved an Agreement and Plan of Reorganization whereby National Limited Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance New Jersey Limited Maturity Municipal Income Fund (New Jersey Limited Fund) in exchange for shares of the National Limited Fund. The proposed reorganization is subject to approval by the shareholders of New Jersey Limited Fund.

44

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and Eaton Vance National Limited Maturity Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and Eaton Vance National Limited Maturity Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Investment Trust), including the portfolios of investments, as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and Eaton Vance National Limited Maturity Municipal Income Fund as of March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 16, 2011

45

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of a Fund’s fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends.

AMT-Free Limited Maturity Municipal Income Fund	99.99%
National Limited Maturity Municipal Income Fund	99.69%

46

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).
Directorships in the Last Five Years.(1) Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

47

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Management and Organization — continued

Position(s)
	with the	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.
Directorships in the Last Five Years.(1) None.

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Cynthia J. Clemson 1963	President	Since 2005	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

48

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA, 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

439-5/11	LNAMTSRC

Eaton Vance Limited Maturity Municipal Income Funds Annual Report March 31, 2011

Massachusetts   •    New Jersey   •    New York   •    Pennsylvania

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2011
Eaton Vance
Limited Maturity Municipal Income Funds
Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profiles

Massachusetts	4

New Jersey	6

New York	8

Pennsylvania	10

Endnotes and Additional Disclosures	12
Fund Expenses	13
Financial Statements	16
Federal Tax Information	61
Management and Organization	62
Important Notices	64

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2011
Management’s Discussion of Fund Performance

Economic and Market Conditions
After beginning 2010 with 3.7% gross domestic product (GDP) growth, the U.S. economy slowed to 1.7% in the second quarter and then began a month-by-month trudge back to daylight, ending with fourth-quarter growth of 3.1%. Initial data suggest the economy maintained its fourth-quarter pace into 2011. Consumer spending (about two-thirds of GDP) grew at a 4.0% rate in the fourth quarter, the fastest since the final quarter of 2006. In 2011, however, concerns loomed that rising oil prices could constrain consumer spending and slow the U.S. economic recovery.
During the 12-month period ending March 31, 2011, acceleration in economic growth was due in part to massive stimulus by the Federal Reserve. The central bank, however, announced a June 2011 conclusion to its $600 billion quantitative easing program, leaving uncertainty about the economy’s growth pace thereafter. There were other clouds, too. U.S. unemployment, while better, was still high at 8.8%, and there was virtually no good news in the U.S. housing market. At the same time, the nation is facing record budget deficits, a focus, if not a preoccupation, for President Obama and Congress as 2011 began.
For the first five months of the period (April–August), the tax-exempt bond market was generally characterized by solid performance, declining yields and moderate demand. There was, however, growing concern about municipal credit quality. This concern was primarily triggered by large deficits, uncertainty about pension funding and the end of federal stimulus. It was exacerbated by significant media attention on the fiscal stress of some issuers.
In November and December of 2010, municipal bond prices declined precipitously. Initially, municipals followed a general weakening in the U.S. Treasury market, but they continued to drop in the wake of unprecedented outflows from retail investors, who were concerned by volatility and high-profile predictions of municipal bond defaults.
Municipal bond supply also vaulted as 2010 closed, driven by issuers that came to market ahead of the termination of the taxable municipal Build America Bond program. The first quarter of 2011 saw a modest recovery in municipal bond prices, as retail investors calmed and institutional “cross-over” investors maneuvered to take advantage of relatively cheap yields on 5%-coupon, long-term, highly rated municipal bonds. Scant new issue supply helped shore up the market as well. At March 31, 2011, municipal bond yields looked attractive versus yields on U.S. Treasuries, particularly at the long end of the municipal bond curve.
During the 12-month period, the municipal bond market posted returns that were largely positive. Returns were higher for shorter-maturity bonds and declined as you moved up the maturity curve, registering in negative territory for bonds with the longest maturities. The Funds’ primary benchmark, the Barclays Capital 7 Year Municipal Bond Index (the Index)—an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6 to 8 years—gained 3.93% for the period.1
Management Discussion
In this difficult environment, the Funds underperformed the Index and their Lipper Peer Group average for the year ending March 31, 2011. During the period, bonds rated BBB and AAA, the low and high tiers of the investment-grade grouping, were the best performers. Because the Funds overall were generally underweight in AAA-rated bonds, performance lagged relative to the Index, but general overweights to BBB-rated bonds partially offset this. The Funds’ holdings in unrated bonds also boosted relative performance. The Index had no representation in bonds with durations of eight years or longer, whereas the Funds had such exposure, and it generally detracted from relative performance. Holdings in prerefunded bonds boosted performance overall. The Funds, however, were underweight in general obligation bonds relative to the Index, and this proved a drag on performance. The Funds’
See Endnotes and Additional Disclosures on page 12.

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2011
Management’s Discussion of Fund Performance

overall holdings in revenue bonds performed substantially in line with those in the Index, with hospital bonds making a meaningful contribution to relative performance. For the period, New Jersey bonds generally underperformed bonds issued by other states. Because the New Jersey Limited Maturity Municipal Income Fund must invest at least 80% of its net assets in municipal obligations exempt from New Jersey state income tax, while the Index contains only 3.5% New Jersey bonds, the Fund’s concentration in New Jersey bonds was a factor in its underperformance. Hedge positions using Treasury futures—a strategy that management has used to help mitigate interest-rate risk—was also a significant detractor from the Funds’ performance as Treasury interest rates declined during the period.
Clearly, many state and local governments continue to face daunting fiscal problems. Yet many, even those with some of the most severe budget problems—Illinois, California, New York and New Jersey—have made real progress in bringing budgets into line through lower spending, higher taxes or both. Tax revenues have also been on the rise in many areas as the economy slowly improves. We will continue to monitor developments and make strategic adjustments to the portfolios as appropriate, while maintaining a long-term perspective, which we believe will serve municipal investors well over time.
As we move ahead, we continue to focus on state and local government budget deficits, which are expected to peak in 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.
See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund
March 31, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance2

	Class A	Class B	Class C	Class I
Symbol	EXMAX	ELMAX	EZMAX	EMAIX
Inception Dates	6/27/96	6/1/92	12/8/93	8/3/10

% Average Annual Total Returns at NAV

One Year	1.46	0.70	0.62	N.A.
Five Years	3.11	2.33	2.32	N.A.
10 Years	3.52	2.73	2.74	N.A.
Since Inception	3.95	3.45	3.03	-1.39

% SEC Average Annual Total Returns with maximum sales charge

One Year	-0.81	-2.24	-0.36	N.A.
Five Years	2.65	2.33	2.32	N.A.
10 Years	3.29	2.73	2.74	N.A.
Since Inception	3.79	3.45	3.03	-1.39

% Maximum Sales Charge	2.25	3.00	1.00	N.A.

Performance of $10,0003

This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	3/31/01	$14,141	$13,827

Class C	3/31/01	$13,101	$13,101

Class I	8/3/10	$9,861	$9,861

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund
March 31, 2011
Performance (continued)

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I

	0.82	1.57	1.57	0.67

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[5]	3.57	2.80	2.82	3.75
Taxable-Equivalent Distribution Rate[5,6]	5.80	4.55	4.58	6.09
SEC 30-day Yield[7]	2.28	1.57	1.58	2.49
Taxable-Equivalent SEC 30-day Yield[6,7]	3.70	2.55	2.57	4.05

Comparative Performance 3/31/10 – 3/31/11[1]				% Return

Barclays Capital 7 Year Municipal Bond Index				3.93 *
Lipper Other States Intermediate Municipal Debt Funds Classification				1.76 *

*Source: Lipper.
Fund Profile

Rating Distribution8 (% of total investments)

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New Jersey Limited Maturity Municipal Income Fund
March 31, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance2

	Class A	Class B	Class C	Class I
Symbol	EXNJX	ELNJX	EZNJX	ENJIX
Inception Dates	6/27/96	6/1/92	8/1/06	8/3/10

% Average Annual Total Returns at NAV

One Year	-0.71	-1.45	-1.35	N.A.
Five Years	2.62	1.88	N.A.	N.A.
10 Years	3.22	2.44	N.A.	N.A.
Since Inception	3.81	3.34	1.75	-3.35

% SEC Average Annual Total Returns with maximum sales charge

One Year	-2.94	-4.33	-2.31	N.A.
Five Years	2.16	1.88	N.A.	N.A.
10 Years	2.99	2.44	N.A.	N.A.
Since Inception	3.65	3.34	1.75	-3.35

% Maximum Sales Charge	2.25	3.00	1.00	N.A.

Performance of $10,0003

This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	3/31/01	$13,729	$13,426

Class C	8/1/06	$10,844	$10,844

Class I	8/3/10	$9,665	$9,665

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New Jersey Limited Maturity Municipal Income Fund
March 31, 2011
Performance (continued)

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I

	0.85	1.60	1.59	0.70

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[5]	3.25	2.49	2.50	3.35
Taxable-Equivalent Distribution Rate[5,6]	5.49	4.21	4.23	5.66
SEC 30-day Yield[7]	2.64	1.95	1.95	2.86
Taxable-Equivalent SEC 30-day Yield[6,7]	4.46	3.30	3.30	4.83

Comparative Performance 3/31/10 – 3/31/11[1]				% Return

Barclays Capital 7 Year Municipal Bond Index				3.93 *
Lipper Other States Intermediate Municipal Debt Funds Classification				1.76 *

*Source: Lipper.
Fund Profile

Rating Distribution8 (% of total investments)

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Limited Maturity Municipal Income Fund
March 31, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance2

	Class A	Class B	Class C	Class I
Symbol	EXNYX	ELNYX	EZNYX	ENYIX
Inception Dates	6/27/96	5/29/92	12/8/93	8/3/10

% Average Annual Total Returns at NAV

One Year	1.42	0.66	0.66	N.A.
Five Years	2.80	2.03	2.04	N.A.
10 Years	3.32	2.54	2.55	N.A.
Since Inception	4.09	3.57	3.11	-1.26

% SEC Average Annual Total Returns with maximum sales charge

One Year	-0.82	-2.28	-0.32	N.A.
Five Years	2.34	2.03	2.04	N.A.
10 Years	3.09	2.54	2.55	N.A.
Since Inception	3.93	3.57	3.11	-1.26

% Maximum Sales Charge	2.25	3.00	1.00	N.A.

Performance of $10,0003

This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	3/31/01	$13,869	$13,561

Class C	3/31/01	$12,864	$12,864

Class I	8/3/10	$9,874	$9,874

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Limited Maturity Municipal Income Fund
March 31, 2011
Performance (continued)

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I

	0.81	1.56	1.56	0.66

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[5]	3.74	2.98	2.99	3.89
Taxable-Equivalent Distribution Rate[5,6]	6.32	5.04	5.05	6.57
SEC 30-day Yield[7]	2.80	2.12	2.12	3.02
Taxable-Equivalent SEC 30-day Yield[6,7]	4.73	3.58	3.58	5.10

Comparative Performance 3/31/10 – 3/31/11[1]				% Return

Barclays Capital 7 Year Municipal Bond Index				3.93 *
Lipper New York Intermediate Municipal Debt Funds Classification				1.30 *

*Source: Lipper.
Fund Profile

Rating Distribution8 (% of total investments)

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund
March 31, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance2

	Class A	Class B	Class C	Class I
Symbol	EXPNX	ELPNX	EZPNX	EIPNX
Inception Dates	6/27/96	6/1/92	12/8/93	8/3/10

% Average Annual Total Returns at NAV

One Year	1.16	0.41	0.38	N.A.
Five Years	2.94	2.18	2.17	N.A.
10 Years	3.55	2.77	2.78	N.A.
Since Inception	4.06	3.58	3.10	-1.27

% SEC Average Annual Total Returns with maximum sales charge

One Year	-1.10	-2.52	-0.60	N.A.
Five Years	2.47	2.18	2.17	N.A.
10 Years	3.31	2.77	2.78	N.A.
Since Inception	3.90	3.58	3.10	-1.27

% Maximum Sales Charge	2.25	3.00	1.00	N.A.

Performance of $10,0003

This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	3/31/01	$14,182	$13,858

Class C	3/31/01	$13,152	$13,152

Class I	8/3/10	$9,873	$9,873

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund
March 31, 2011
Performance (continued)

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I

	0.84	1.59	1.59	0.69

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[5]	3.83	3.07	3.08	4.08
Taxable-Equivalent Distribution Rate[5,6]	6.08	4.87	4.89	6.48
SEC 30-day Yield[7]	2.85	2.16	2.16	3.08
Taxable-Equivalent SEC 30-day Yield[6,7]	4.52	3.43	3.43	4.89

Comparative Performance 3/31/10 – 3/31/11[1]				% Return

Barclays Capital 7 Year Municipal Bond Index				3.93	*
Lipper Other States Intermediate Municipal Debt Funds Classification				1.76	*

*Source: Lipper.
Fund Profile

Rating Distribution8 (% of total investments)

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2011
Endnotes and Additional Disclosures

1.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S with maturities ranging from 6-8 years. The Lipper total return is the average total return, at NAV, of funds that are in the Fund’s Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. Index and Lipper returns are available as of month end only.

2.	Returns for Class I shares are cumulative since inception. Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Total Returns for Class B reflect the applicable contingent deferred sales charges (CDSC) based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

3.	The hypothetical performance in the line graph and the total returns in the tables do not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

4.	Source: Prospectus dated 8/1/10.

5.	Distribution Rate is the last regular distribution per share in the period (annualized) divided by the Fund NAV at the end of the period.

6.	Taxable-equivalent figure assumes maximum combined federal and state income tax rates. Lower income tax rates would result in lower tax-equivalent figures. The maximum combined income tax rates were as follows as of 3/31/11:

Massachusetts	38.45%
New Jersey	40.83%
New York	40.83%
Pennsylvania	37.00%
7.	Fund SEC 30-day yields are calculated by dividing net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

8.	Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.
The views expressed throughout this report are those of portfolio management and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 – March 31, 2011).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/10)	(3/31/11)	(10/1/10 – 3/31/11)	Ratio

Actual
Class A	$1,000.00	$974.40	$3.94	0.80%
Class B	$1,000.00	$970.80	$7.67	1.56%
Class C	$1,000.00	$970.00	$7.61	1.55%
Class I	$1,000.00	$975.30	$3.25	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.03	0.80%
Class B	$1,000.00	$1,017.20	$7.85	1.56%
Class C	$1,000.00	$1,017.20	$7.80	1.55%
Class I	$1,000.00	$1,021.60	$3.33	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2010.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Fund Expenses — continued

Eaton Vance New Jersey Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/10)	(3/31/11)	(10/1/10 – 3/31/11)	Ratio

Actual
Class A	$1,000.00	$955.10	$4.00	0.82%
Class B	$1,000.00	$950.60	$7.64	1.57%
Class C	$1,000.00	$951.50	$7.64	1.57%
Class I	$1,000.00	$955.00	$3.31	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.13	0.82%
Class B	$1,000.00	$1,017.10	$7.90	1.57%
Class C	$1,000.00	$1,017.10	$7.90	1.57%
Class I	$1,000.00	$1,021.50	$3.43	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2010.

Eaton Vance New York Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/10)	(3/31/11)	(10/1/10 – 3/31/11)	Ratio

Actual
Class A	$1,000.00	$974.60	$3.84	0.78%
Class B	$1,000.00	$970.00	$7.47	1.52%
Class C	$1,000.00	$970.90	$7.47	1.52%
Class I	$1,000.00	$974.70	$3.10	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.93	0.78%
Class B	$1,000.00	$1,017.40	$7.65	1.52%
Class C	$1,000.00	$1,017.40	$7.65	1.52%
Class I	$1,000.00	$1,021.80	$3.18	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2010.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Fund Expenses — continued

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/10)	(3/31/11)	(10/1/10 – 3/31/11)	Ratio

Actual
Class A	$1,000.00	$976.60	$4.04	0.82%
Class B	$1,000.00	$973.00	$7.67	1.56%
Class C	$1,000.00	$972.80	$7.72	1.57%
Class I	$1,000.00	$976.30	$3.25	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.13	0.82%
Class B	$1,000.00	$1,017.20	$7.85	1.56%
Class C	$1,000.00	$1,017.10	$7.90	1.57%
Class I	$1,000.00	$1,021.60	$3.33	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2010.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 97.3%

	Principal Amount
Security	(000’s omitted)	Value

Education — 15.4%

Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	$1,000	$1,067,230
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,093,180
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,055	1,118,543
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,182,560
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	1,645	1,972,437
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	113,597
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	226,266
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	167,416
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	865,065
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,115,140

		$8,921,434

Electric Utilities — 2.7%

Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$500	$501,440
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	1,000	1,066,780

		$1,568,220

Escrowed / Prerefunded — 12.5%

Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	$580	$586,844
Massachusetts Development Finance Agency, (Milton Academy), Prerefunded to 9/1/13, 5.00%, 9/1/19	1,000	1,100,780
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	2,000	1,853,200
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	515	540,359
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,100	2,435,916
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	680	741,200

		$7,258,299

General Obligations — 8.4%

Burlington, 5.00%, 2/1/15	$500	$564,705
Burlington, 5.00%, 2/1/16	500	573,935
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,111,590
Wellesley, 5.00%, 6/1/16	1,100	1,274,724
Wellesley, 5.00%, 6/1/17	1,150	1,340,336

		$4,865,290

Hospital — 9.4%

Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22(2)	$500	$490,815
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	540,120
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	600	619,764
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	865	889,834
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,019,510
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	826,785
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,053,800

		$5,440,628

Industrial Development Revenue — 1.1%

Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$745	$623,282

		$623,282

Insured – Education — 2.3%

Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/21	$215	$215,000
University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,000	1,090,350

		$1,305,350

Insured – Electric Utilities — 7.3%

Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/12	$1,000	$1,036,770
Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/13	1,000	1,032,450

See Notes to Financial Statements.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18(3)	$2,000	$2,166,760

		$4,235,980

Insured – Escrowed / Prerefunded — 3.1%

Boston, (NPFG), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,000	$1,038,960
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	635	727,869

		$1,766,829

Insured – General Obligations — 7.3%

Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,018,281
Massachusetts, (AMBAC), 5.00%, 7/1/12	1,000	1,056,710
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,150,980

		$4,225,971

Insured – Hospital — 2.6%

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$507,530
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,013,150

		$1,520,680

Insured – Special Tax Revenue — 4.1%

Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$1,862,448
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	500	522,835

		$2,385,283

Insured – Transportation — 1.7%

Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/11	$1,000	$1,011,010

		$1,011,010

Insured – Water and Sewer — 2.0%

Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,179,160

		$1,179,160

Other Revenue — 2.8%

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,044,830
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	576,010

		$1,620,840

Senior Living / Life Care — 1.8%

Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$555	$554,978
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	264,690
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	240	218,076

		$1,037,744

Solid Waste — 1.7%

Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,000	$1,002,670

		$1,002,670

Special Tax Revenue — 5.4%

Massachusetts, Special Obligation, 5.00%, 6/1/14	$500	$557,980
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,280	1,429,376
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,160,910

		$3,148,266

Transportation — 0.9%

Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$537,725

		$537,725

Water and Sewer — 4.8%

Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,142,420
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,106,970
Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	500	508,260

		$2,757,650

Total Tax-Exempt Investments — 97.3%
(identified cost $53,804,285)		$56,412,311

Other Assets, Less Liabilities — 2.7%		$1,590,734

Net Assets — 100.0%		$58,003,045

See Notes to Financial Statements.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 31.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 17.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See Notes to Financial Statements.

Eaton Vance
New Jersey Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 95.0%

	Principal Amount
Security	(000’s omitted)	Value

Education — 10.5%

New Jersey Educational Facilities Authority, (Princeton Theological Seminary), 5.00%, 7/1/22	$1,000	$1,125,180
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/19	1,600	1,823,936
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	250	280,060
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,073,100

		$4,302,276

Electric Utilities — 1.1%

New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$420	$431,785

		$431,785

Escrowed / Prerefunded — 1.0%

New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$350	$406,133

		$406,133

General Obligations — 7.9%

Franklin Township School District, 4.00%, 8/15/22	$450	$461,583
Franklin Township School District, 5.00%, 8/15/22	1,000	1,117,770
Monmouth County Improvement Authority, 5.00%, 12/1/21	500	551,160
Princeton Regional School District, 4.75%, 2/1/22	1,000	1,085,020

		$3,215,533

Hospital — 6.9%

Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$1,000	$970,960
New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	265	272,510
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	500	488,685
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,075,040

		$2,807,195

Housing — 1.2%

New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$500	$499,085

		$499,085

Industrial Development Revenue — 1.6%

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	$450	$425,916
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	223,692

		$649,608

Insured – Education — 5.9%

New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	$545	$494,838
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,005,890
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	900	905,427

		$2,406,155

Insured – Electric Utilities — 4.0%

Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	$560	$659,394
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	956,430

		$1,615,824

Insured – Escrowed / Prerefunded — 3.4%

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	$1,300	$1,386,853

		$1,386,853

Insured – General Obligations — 8.7%

Clearview Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	$330	$360,221
Freehold Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	250	281,283
Hillsborough Township School District, (AGM), 5.375%, 10/1/18	470	547,902
Jackson Township School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	1,000	1,105,560
New Jersey, (AMBAC), 5.25%, 7/15/19	1,120	1,257,682

		$3,552,648

Insured – Lease Revenue / Certificates of Participation — 2.7%

Hudson County, (NPFG), 6.25%, 6/1/15	$1,000	$1,100,490

		$1,100,490

See Notes to Financial Statements.

Eaton Vance
New Jersey Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Transportation — 2.7%

New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/17	$1,000	$1,099,680

		$1,099,680

Insured – Water and Sewer — 8.5%

North Hudson Sewer Authority, (NPFG), 5.125%, 8/1/22	$1,000	$1,008,580
Passaic Valley Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,136,413
Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/16	565	470,583
Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/17	565	443,841
Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/18	565	415,659

		$3,475,076

Lease Revenue / Certificates of Participation — 5.7%

Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24(1)	$1,100	$1,240,063
New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,000	1,076,860

		$2,316,923

Nursing Home — 1.2%

New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$500	$502,370

		$502,370

Senior Living / Life Care — 2.3%

New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	$520	$520,874
New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	400	400,716

		$921,590

Special Tax Revenue — 0.9%

New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	$180	$184,286
New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	190	196,270

		$380,556

Student Loan — 2.5%

New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,034,960

		$1,034,960

Transportation — 10.7%

New Jersey State Turnpike Authority, 5.00%, 1/1/20	$1,500	$1,604,175
New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	1,000	1,039,290
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,014,390
Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	700	702,534

		$4,360,389

Water and Sewer — 5.6%

New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$2,000	$2,289,080

		$2,289,080

Total Tax-Exempt Investments — 95.0%
(identified cost $37,859,454)		$38,754,209

Other Assets, Less Liabilities — 5.0%		$2,026,469

Net Assets — 100.0%		$40,780,678

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 37.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 21.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
New York Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 98.0%

	Principal Amount
Security	(000’s omitted)	Value

Cogeneration — 3.0%

Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,000	$2,108,840
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	600	527,988

		$2,636,828

Education — 7.0%

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	$1,500	$1,637,355
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	516,484
New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	1,000	1,076,590
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,627,890
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	600	660,918
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	661,656

		$6,180,893

Escrowed / Prerefunded — 3.5%

New York City Transitional Finance Authority, (Future Tax), Prerefunded to 2/15/12, 5.375%, 2/15/14	$500	$521,860
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,355,199
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,173,730

		$3,050,789

Health Care – Miscellaneous — 0.1%

Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$101,272

		$101,272

Hospital — 9.7%

Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	$290	$295,052
New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,000	2,129,780
New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,000	1,012,620
New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	200	202,462
New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	500	504,685
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	759,240
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	380	381,372
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,111,500
Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,325	1,384,519
Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	750	761,160

		$8,542,390

Housing — 2.0%

New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$996,310
New York Mortgage Agency, (AMT), 4.95%, 10/1/21	795	802,521

		$1,798,831

Industrial Development Revenue — 6.6%

New York City Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	$1,250	$1,344,175
New York Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	1,000	1,009,660
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,500	1,489,650
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,200	955,620
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,250	1,045,775

		$5,844,880

Insured – Education — 12.3%

New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,045,230
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,000	1,084,470
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,476,857
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,148,440
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,172,451
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,572,273

See Notes to Financial Statements.

Eaton Vance
New York Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Education (continued)

New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	$1,000	$1,168,800
New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,000	1,080,900
New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	1,000	1,048,970

		$10,798,391

Insured – Electric Utilities — 4.8%

Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$456,940
Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,000	1,039,610
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,250	1,345,563
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,250	1,340,500

		$4,182,613

Insured – Escrowed / Prerefunded — 2.1%

New York Dormitory Authority, (Municipal Health Facilities), (AGM), Prerefunded to 7/15/11, 5.50%, 1/15/13	$1,000	$1,015,070
New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), Escrowed to Maturity, 5.50%, 8/1/11	500	508,100
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	250	301,018

		$1,824,188

Insured – General Obligations — 3.9%

Clarence Central School District, (AGM), 5.00%, 5/15/17	$500	$521,580
Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	1,000	1,138,460
Puerto Rico, (FGIC), 5.50%, 7/1/17	1,660	1,731,529

		$3,391,569

Insured – Hospital — 2.1%

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,824,480

		$1,824,480

Insured – Lease Revenue / Certificates of Participation — 1.2%

New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (AGM), 5.25%, 8/15/20	$1,000	$1,089,000

		$1,089,000

Insured – Special Tax Revenue — 6.9%

New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,250	$2,201,827
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,000	2,323,400
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,552,125

		$6,077,352

Insured – Transportation — 9.1%

Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,111,960
Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,000	1,096,820
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,082,580
New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,235	2,560,461
Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	1,920	2,199,475

		$8,051,296

Lease Revenue / Certificates of Participation — 0.6%

New York Urban Development Corp., 5.00%, 1/1/18	$500	$551,670

		$551,670

Other Revenue — 5.7%

Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$750	$480,458
Brooklyn Arena Local Development Corp., (Brooklyn Center Project), 5.75%, 7/15/16	750	809,362
New York City Transitional Finance Authority, 5.25%, 1/15/27	1,000	1,036,440
New York City Transitional Finance Authority, 6.00%, 7/15/33	540	581,996
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,115,646

		$5,023,902

See Notes to Financial Statements.

Eaton Vance
New York Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Senior Living / Life Care — 0.4%

Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$350	$329,203

		$329,203

Special Tax Revenue — 7.5%

34th Street Partnership, Inc., 5.00%, 1/1/17	$1,140	$1,209,859
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	1,900	2,033,456
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,387,750

		$6,631,065

Transportation — 2.3%

Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,046,670
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,014,390

		$2,061,060

Water and Sewer — 7.2%

Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,135,300
Monroe County Water Authority, 5.00%, 8/1/19	350	395,584
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,634,314
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18(1)	515	554,135
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,000	1,078,910
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.25%, 6/15/14(1)	500	527,575

		$6,325,818

Total Tax-Exempt Investments — 98.0%
(identified cost $84,090,692)		$86,317,490

Other Assets, Less Liabilities — 2.0%		$1,783,593

Net Assets — 100.0%		$88,101,083

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 43.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 17.8% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 98.6%

	Principal Amount
Security	(000’s omitted)	Value

Cogeneration — 0.4%

Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$250	$234,523

		$234,523

Education — 11.0%

Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	$1,150	$1,291,278
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,040	1,105,707
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,050,140
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,075,680
University of Pittsburgh, 5.50%, 9/15/23	750	836,655
Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,018,080

		$6,377,540

Electric Utilities — 3.9%

Pennsylvania Economic Development Financing Authority, (Exelon Generation Company, LLC), 5.00% to 6/1/12 (Put Date), 12/1/42	$750	$777,900
Puerto Rico Electric Power Authority, 5.00%, 7/1/17	1,000	1,055,890
York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	400	406,220

		$2,240,010

General Obligations — 9.6%

Bucks County, 5.125%, 5/1/21	$500	$557,745
Chester County, 5.00%, 7/15/28	1,530	1,628,608
Daniel Boone Area School District, 5.00%, 8/15/19	1,000	1,100,850
Montgomery County, 4.375%, 12/1/31(1)	400	392,504
Mount Lebanon School District, 5.00%, 2/15/28	1,780	1,841,339

		$5,521,046

Hospital — 8.8%

Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$550,755
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	547,820
Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	500	524,855
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	656,774
Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	188,684
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	741,780
Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,039,390
Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	800	826,728

		$5,076,786

Housing — 3.2%

Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,335	$1,340,567
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	480,730

		$1,821,297

Industrial Development Revenue — 2.0%

Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$500	$576,270
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	750	597,262

		$1,173,532

Insured – Cogeneration — 2.0%

Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,173,796

		$1,173,796

Insured – Education — 6.9%

Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,500	$1,582,680
Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,100	1,100,341
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	500	536,990

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Education (continued)

Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	$750	$774,570

		$3,994,581

Insured – Escrowed / Prerefunded — 9.3%

Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	$1,000	$1,102,700
Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,000	1,044,730
Spring-Ford Area School District, (AGM), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,000	1,019,660
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,900	2,230,100

		$5,397,190

Insured – General Obligations — 22.2%

Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,284,438
Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	1,020	893,540
Cranberry Township, (FGIC), (NPFG), 5.00%, 12/1/20	1,250	1,282,950
Harrisburg, (AMBAC), 0.00%, 9/15/12	1,635	1,425,213
McKeesport, (FGIC), (NPFG), 0.00%, 10/1/11	1,355	1,345,922
Palmyra Area School District, (FGIC), (NPFG), 5.00%, 5/1/17	1,000	1,035,730
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,169,280
Philadelphia School District, (AGM), 5.50%, 6/1/21	1,000	1,092,500
Pittsburgh School District, (AGM), 5.00%, 9/1/22	1,000	1,059,820
Reading School District, (FGIC), (NPFG), 0.00%, 1/15/12	1,000	989,950
Sto-Rox School District, (FGIC), (NPFG), 5.125%, 12/15/22	1,250	1,278,075

		$12,857,418

Insured – Hospital — 1.4%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$282,027
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	525,080

		$807,107

Insured – Lease Revenue / Certificates of Participation — 2.5%

Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,500	$1,462,245

		$1,462,245

Insured – Other Revenue — 1.4%

Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	$750	$816,375

		$816,375

Insured – Transportation — 3.0%

Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/12	$590	$603,977
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,104,750

		$1,708,727

Insured – Water and Sewer — 6.1%

Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$515,555
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	521,695
Allegheny County Sanitation Authority, (NPFG), 5.00%, 12/1/19	250	254,287
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	2,000	2,260,340

		$3,551,877

Senior Living / Life Care — 0.7%

Cliff House Trust, (AMT), 6.625%, 6/1/27(2)	$390	$204,586
Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	185	187,668

		$392,254

Special Tax Revenue — 1.4%

Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$750	$798,413

		$798,413

Transportation — 2.8%

Delaware River Port Authority, 5.00%, 1/1/27	$1,105	$1,107,243
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	513,195

		$1,620,438

Total Tax-Exempt Investments — 98.6%
(identified cost $56,169,359)		$57,025,155

Other Assets, Less Liabilities — 1.4%		$815,392

Net Assets — 100.0%		$57,840,547

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2011

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 55.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 18.1% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security is in default and making only partial interest payments.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Statements of Assets and Liabilities

	Massachusetts	New Jersey	New York	Pennsylvania
Assets	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Investments —
Identified cost	$53,804,285	$37,859,454	$84,090,692	$56,169,359
Unrealized appreciation	2,608,026	894,755	2,226,798	855,796

Investments, at value	$56,412,311	$38,754,209	$86,317,490	$57,025,155

Cash	$1,617,262	$1,671,378	$846,276	$443,261
Interest receivable	651,837	436,430	1,208,297	649,169
Receivable for Fund shares sold	346	82,700	43,789	56,259
Receivable for variation margin on open financial futures contracts	2,250	4,219	4,875	—

Total assets	$58,684,006	$40,948,936	$88,420,727	$58,173,844

Liabilities

Payable for when-issued securities	$493,580	$—	$—	$—
Payable for Fund shares redeemed	3,023	26,500	48,203	138,656
Distributions payable	89,939	67,517	142,875	97,417
Payable to affiliates:
Investment adviser fee	20,645	14,716	32,156	21,396
Distribution and service fees	16,143	7,666	28,832	19,031
Accrued expenses	57,631	51,859	67,578	56,797

Total liabilities	$680,961	$168,258	$319,644	$333,297

Net Assets	$58,003,045	$40,780,678	$88,101,083	$57,840,547

Sources of Net Assets

Paid-in capital	$59,703,274	$42,322,954	$92,714,803	$59,914,300
Accumulated net realized loss	(4,300,839)	(2,416,176)	(6,777,126)	(2,803,902)
Accumulated distributions in excess of net investment income	(11,828)	(11,908)	(71,712)	(97,417)
Net unrealized appreciation	2,612,438	885,808	2,235,118	827,566

Net Assets	$58,003,045	$40,780,678	$88,101,083	$57,840,547

Class A Shares

Net Assets	$44,351,217	$37,087,316	$61,098,553	$40,024,197
Shares Outstanding	4,502,587	3,868,484	6,123,152	4,080,470
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.85	$9.59	$9.98	$9.81
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.08	$9.81	$10.21	$10.04

Class B Shares

Net Assets	$217,919	$460,675	$1,428,252	$441,802
Shares Outstanding	22,140	48,041	143,243	45,039
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.84	$9.59	$9.97	$9.81

Class C Shares

Net Assets	$13,402,963	$3,231,741	$25,473,335	$17,373,583
Shares Outstanding	1,420,592	337,144	2,684,983	1,867,590
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.43	$9.59	$9.49	$9.30

Class I Shares

Net Assets	$30,946	$946	$100,943	$965
Shares Outstanding	3,142	99	10,124	98
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$9.85	$9.58	$9.97	$9.80

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Statements of Operations

	Massachusetts	New Jersey	New York	Pennsylvania
Investment Income	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Interest	$2,724,397	$2,047,612	$4,302,065	$2,931,611

Total investment income	$2,724,397	$2,047,612	$4,302,065	$2,931,611

Expenses

Investment adviser fee	$277,184	$205,923	$430,568	$282,245
Distribution and service fees
Class A	75,061	66,488	106,597	69,190
Class B	2,579	5,031	14,235	3,904
Class C	134,692	30,930	251,740	165,638
Trustees’ fees and expenses	2,718	2,109	3,902	2,695
Custodian fee	45,207	35,318	61,887	43,583
Transfer and dividend disbursing agent fees	25,926	20,112	41,619	33,807
Legal and accounting services	39,371	40,543	53,702	40,409
Printing and postage	8,874	7,306	11,924	10,276
Registration fees	10,090	3,310	6,939	2,118
Miscellaneous	18,615	17,138	22,021	20,893

Total expenses	$640,317	$434,208	$1,005,134	$674,758

Deduct —
Reduction of custodian fee	$443	$671	$1,301	$1,095

Total expense reductions	$443	$671	$1,301	$1,095

Net expenses	$639,874	$433,537	$1,003,833	$673,663

Net investment income	$2,084,523	$1,614,075	$3,298,232	$2,257,948

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$142,765	$353,380	$2,641	$297,314
Financial futures contracts	(583,562)	(934,988)	(1,023,555)	(647,426)

Net realized loss	$(440,797)	$(581,608)	$(1,020,914)	$(350,112)

Change in unrealized appreciation (depreciation) —
Investments	$(715,714)	$(1,327,294)	$(1,018,262)	$(1,350,011)
Financial futures contracts	17,254	24,111	44,282	(17,621)

Net change in unrealized appreciation (depreciation)	$(698,460)	$(1,303,183)	$(973,980)	$(1,367,632)

Net realized and unrealized loss	$(1,139,257)	$(1,884,791)	$(1,994,894)	$(1,717,744)

Net increase (decrease) in net assets from operations	$945,266	$(270,716)	$1,303,338	$540,204

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Statements of Changes in Net Assets

	Year Ended March 31, 2011

	Massachusetts	New Jersey	New York	Pennsylvania
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund	Limited Fund	Limited Fund

From operations —
Net investment income	$2,084,523	$1,614,075	$3,298,232	$2,257,948
Net realized loss from investment transactions and financial futures contracts	(440,797)	(581,608)	(1,020,914)	(350,112)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(698,460)	(1,303,183)	(973,980)	(1,367,632)

Net increase (decrease) in net assets from operations	$945,266	$(270,716)	$1,303,338	$540,204

Distributions to shareholders —
From net investment income
Class A	$(1,681,302)	$(1,499,254)	$(2,485,993)	$(1,694,772)
Class B	(7,485)	(14,696)	(43,482)	(12,734)
Class C	(390,538)	(90,457)	(769,392)	(538,637)
Class I	(121)	(23)	(869)	(25)

Total distributions to shareholders	$(2,079,446)	$(1,604,430)	$(3,299,736)	$(2,246,168)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,329,256	$10,649,287	$13,726,079	$9,541,077
Class B	79,438	365,513	167,649	143,520
Class C	2,089,737	1,151,977	4,331,283	3,666,682
Class I	31,000	1,000	101,000	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,133,587	1,018,482	1,893,823	1,214,647
Class B	7,417	10,317	25,912	10,900
Class C	257,211	77,190	491,380	310,648
Class I	47	—	667	—
Cost of shares redeemed
Class A	(16,268,815)	(21,988,628)	(24,605,026)	(17,341,898)
Class B	(39,422)	(211,483)	(213,991)	(88,789)
Class C	(3,459,307)	(1,222,130)	(7,130,678)	(4,132,293)
Net asset value of shares exchanged
Class A	279,499	379,996	272,237	39,975
Class B	(279,499)	(379,996)	(272,237)	(39,975)

Net decrease in net assets from Fund share transactions	$(8,839,851)	$(10,148,475)	$(11,211,902)	$(6,674,506)

Net decrease in net assets	$(9,974,031)	$(12,023,621)	$(13,208,300)	$(8,380,470)

Net Assets

At beginning of year	$67,977,076	$52,804,299	$101,309,383	$66,221,017

At end of year	$58,003,045	$40,780,678	$88,101,083	$57,840,547

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(11,828)	$(11,908)	$(71,712)	$(97,417)

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2010

	Massachusetts	New Jersey	New York	Pennsylvania
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund	Limited Fund	Limited Fund

From operations —
Net investment income	$2,118,637	$1,711,958	$3,319,892	$2,071,071
Net realized gain from investment transactions and financial futures contracts	121,568	356,778	519,955	297,141
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,882,272	1,936,368	5,513,620	1,585,385

Net increase in net assets from operations	$5,122,477	$4,005,104	$9,353,467	$3,953,597

Distributions to shareholders —
From net investment income
Class A	$(1,771,858)	$(1,656,007)	$(2,552,877)	$(1,614,013)
Class B	(18,265)	(19,561)	(53,445)	(16,553)
Class C	(392,962)	(52,520)	(749,675)	(480,525)

Total distributions to shareholders	$(2,183,085)	$(1,728,088)	$(3,355,997)	$(2,111,091)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,047,532	$9,033,711	$14,188,465	$15,001,981
Class B	225,178	265,807	703,304	560,965
Class C	3,182,147	2,923,165	7,801,224	5,972,721
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,223,416	1,046,300	1,931,191	1,058,988
Class B	13,254	12,852	33,552	12,794
Class C	263,067	41,216	472,740	237,780
Cost of shares redeemed
Class A	(8,157,262)	(5,514,945)	(12,849,051)	(6,697,801)
Class B	(208,712)	(34,410)	(643,583)	(88,986)
Class C	(1,872,766)	(159,331)	(4,240,680)	(2,574,750)
Net asset value of shares exchanged
Class A	473,563	233,990	442,153	626,081
Class B	(473,563)	(233,990)	(442,153)	(626,081)

Net increase in net assets from Fund share transactions	$4,715,854	$7,614,365	$7,397,162	$13,483,692

Net increase in net assets	$7,655,246	$9,891,381	$13,394,632	$15,326,198

Net Assets

At beginning of year	$60,321,830	$42,912,918	$87,914,751	$50,894,819

At end of year	$67,977,076	$52,804,299	$101,309,383	$66,221,017

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(11,829)	$(11,907)	$(71,714)	$(102,851)

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights

	Massachusetts Limited Fund — Class A

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.040	$9.560	$9.970	$10.200	$10.110

Income (Loss) From Operations

Net investment income(1)	$0.340	$0.347	$0.360	$0.371	$0.372
Net realized and unrealized gain (loss)	(0.191)	0.490	(0.407)	(0.231)	0.092

Total income (loss) from operations	$0.149	$0.837	$(0.047)	$0.140	$0.464

Less Distributions

From net investment income	$(0.339)	$(0.357)	$(0.363)	$(0.370)	$(0.374)

Total distributions	$(0.339)	$(0.357)	$(0.363)	$(0.370)	$(0.374)

Net asset value — End of year	$9.850	$10.040	$9.560	$9.970	$10.200

Total Return(2)	1.46%	8.83%	(0.50)%	1.39%	4.66%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$44,351	$52,719	$46,857	$49,514	$45,300
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.81%	0.82%	0.85%	0.84%	0.84%
Expenses after custodian fee reduction	0.81%	0.82%	0.84%	0.83%	0.82%
Net investment income	3.37%	3.47%	3.69%	3.67%	3.65%
Portfolio Turnover	2%	11%	16%	14%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	Massachusetts Limited Fund — Class B

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.030	$9.560	$9.960	$10.200	$10.110

Income (Loss) From Operations

Net investment income(1)	$0.265	$0.275	$0.288	$0.297	$0.295
Net realized and unrealized gain (loss)	(0.192)	0.479	(0.399)	(0.244)	0.092

Total income (loss) from operations	$0.073	$0.754	$(0.111)	$0.053	$0.387

Less Distributions

From net investment income	$(0.263)	$(0.284)	$(0.289)	$(0.293)	$(0.297)

Total distributions	$(0.263)	$(0.284)	$(0.289)	$(0.293)	$(0.297)

Net asset value — End of year	$9.840	$10.030	$9.560	$9.960	$10.200

Total Return(2)	0.70%	7.94%	(1.15)%	0.52%	3.87%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$218	$451	$854	$1,628	$3,648
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.56%	1.57%	1.60%	1.60%	1.59%
Expenses after custodian fee reduction	1.56%	1.57%	1.59%	1.58%	1.57%
Net investment income	2.62%	2.76%	2.94%	2.94%	2.91%
Portfolio Turnover	2%	11%	16%	14%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	Massachusetts Limited Fund — Class C

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.620	$9.160	$9.550	$9.770	$9.690

Income (Loss) From Operations

Net investment income(1)	$0.253	$0.260	$0.274	$0.284	$0.284
Net realized and unrealized gain (loss)	(0.191)	0.472	(0.387)	(0.223)	0.081

Total income (loss) from operations	$0.062	$0.732	$(0.113)	$0.061	$0.365

Less Distributions

From net investment income	$(0.252)	$(0.272)	$(0.277)	$(0.281)	$(0.285)

Total distributions	$(0.252)	$(0.272)	$(0.277)	$(0.281)	$(0.285)

Net asset value — End of year	$9.430	$9.620	$9.160	$9.550	$9.770

Total Return(2)	0.62%	8.05%	(1.22)%	0.63%	3.81%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$13,403	$14,807	$12,611	$12,995	$14,139
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.56%	1.57%	1.60%	1.60%	1.59%
Expenses after custodian fee reduction	1.56%	1.57%	1.59%	1.58%	1.57%
Net investment income	2.62%	2.71%	2.93%	2.93%	2.91%
Portfolio Turnover	2%	11%	16%	14%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	Massachusetts
	Limited
	Fund — Class I

	Period Ended
	March 31, 2011(1)

Net asset value — Beginning of period	$10.210

Income (Loss) From Operations

Net investment income	$0.235
Net realized and unrealized loss	(0.360)

Total loss from operations	$(0.125)

Less Distributions

From net investment income	$(0.235)

Total distributions	$(0.235)

Net asset value — End of period	$9.850

Total Return(2)	(1.39	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.67	%(5)
Net investment income	3.26	%(5)
Portfolio Turnover	2	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	New Jersey Limited Fund — Class A

	Year Ended March 31,

	2011		2010	2009	2008	2007

Net asset value — Beginning of year	$9.990		$9.490	$9.900	$10.210	$10.110

Income (Loss) From Operations

Net investment income(1)	$0.339		$0.347	$0.363	$0.372	$0.392
Net realized and unrealized gain (loss)	(0.402)		0.504	(0.401)	(0.298)	0.083

Total income (loss) from operations	$(0.063)		$0.851	$(0.038)	$0.074	$0.475

Less Distributions

From net investment income	$(0.337)		$(0.351)	$(0.372)	$(0.384)	$(0.375)

Total distributions	$(0.337)		$(0.351)	$(0.372)	$(0.384)	$(0.375)

Net asset value — End of year	$9.590		$9.990	$9.490	$9.900	$10.210

Total Return(2)	(0.71)%		9.05%	(0.39)%	0.74%	4.76%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$37,087		$48,745	$41,746	$42,612	$37,031
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.84%		0.85%	0.89%	0.91%	0.91%
Interest and fee expense(3)	—		—	—	0.02%	—
Total expenses before custodian fee reduction	0.84%		0.85%	0.89%	0.93%	0.91%
Expenses after custodian fee reduction excluding interest and fees	0.84%		0.85%	0.87%	0.88%	0.90%
Net investment income	3.40%		3.49%	3.76%	3.69%	3.85%
Portfolio Turnover	0	%(4)	6%	23%	12%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.
(4)	Amount is less than 0.5%.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	New Jersey Limited Fund — Class B

	Year Ended March 31,

	2011		2010	2009	2008	2007

Net asset value — Beginning of year	$9.990		$9.500	$9.900	$10.210	$10.100

Income (Loss) From Operations

Net investment income(1)	$0.264		$0.272	$0.291	$0.302	$0.316
Net realized and unrealized gain (loss)	(0.402)		0.496	(0.393)	(0.305)	0.093

Total income (loss) from operations	$(0.138)		$0.768	$(0.102)	$(0.003)	$0.409

Less Distributions

From net investment income	$(0.262)		$(0.278)	$(0.298)	$(0.307)	$(0.299)

Total distributions	$(0.262)		$(0.278)	$(0.298)	$(0.307)	$(0.299)

Net asset value — End of year	$9.590		$9.990	$9.500	$9.900	$10.210

Total Return(2)	(1.45)%		8.15%	(1.05)%	(0.03)%	4.09%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$461		$694	$648	$801	$2,875
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.59%		1.60%	1.64%	1.66%	1.66%
Interest and fee expense(3)	—		—	—	0.02%	—
Total expenses before custodian fee reduction	1.59%		1.60%	1.64%	1.68%	1.66%
Expenses after custodian fee reduction excluding interest and fees	1.59%		1.60%	1.62%	1.64%	1.65%
Net investment income	2.65%		2.74%	3.01%	2.99%	3.11%
Portfolio Turnover	0	%(4)	6%	23%	12%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.
(4)	Amount is less than 0.5%.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	New Jersey Limited Fund — Class C

	Year Ended March 31,
						Period Ended
	2011		2010	2009	2008	March 31, 2007(1)

Net asset value — Beginning of year	$9.980		$9.490	$9.910	$10.210	$10.110

Income (Loss) From Operations

Net investment income(2)	$0.264		$0.270	$0.291	$0.289	$0.210
Net realized and unrealized gain (loss)	(0.392)		0.498	(0.412)	(0.282)	0.089

Total income (loss) from operations	$(0.128)		$0.768	$(0.121)	$0.007	$0.299

Less Distributions

From net investment income	$(0.262)		$(0.278)	$(0.299)	$(0.307)	$(0.199)

Total distributions	$(0.262)		$(0.278)	$(0.299)	$(0.307)	$(0.199)

Net asset value — End of year	$9.590		$9.980	$9.490	$9.910	$10.210

Total Return(3)	(1.35)%		8.15%	(1.24)%	0.08%	2.84	%(4)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,232		$3,365	$519	$144	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.59%		1.59%	1.64%	1.64%	1.63	%(5)
Interest and fee expense(6)	—		—	—	0.02%	—
Total expenses before custodian fee reduction	1.59%		1.59%	1.64%	1.66%	1.63	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.59%		1.59%	1.62%	1.61%	1.62	%(5)
Net investment income	2.65%		2.70%	3.03%	2.87%	3.09	%(5)
Portfolio Turnover	0	%(7)	6%	23%	12%	18	%(8)

(1)	For the period from the commencement of offering of Class C shares on August 1, 2006 to March 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.
(7)	Amount is less than 0.5%.
(8)	For the Fund’s year ended March 31, 2007.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	New Jersey
	Limited
	Fund — Class I

	Period Ended
	March 31, 2011(1)

Net asset value — Beginning of period	$10.130

Income (Loss) From Operations

Net investment income	$0.231
Net realized and unrealized loss	(0.550)

Total loss from operations	$(0.319)

Less Distributions

From net investment income	$(0.231)

Total distributions	$(0.231)

Net asset value — End of period	$9.580

Total Return(2)	(3.35	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.69	%(5)
Net investment income	3.56	%(5)
Portfolio Turnover	0	%(6)(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	For the Fund’s year ended March 31, 2011.
(7)	Amount is less than 0.5%.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	New York Limited Fund — Class A

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.190	$9.550	$10.200	$10.600	$10.480

Income (Loss) From Operations

Net investment income(1)	$0.358	$0.368	$0.387	$0.402	$0.395
Net realized and unrealized gain (loss)	(0.210)	0.644	(0.642)	(0.405)	0.118

Total income (loss) from operations	$0.148	$1.012	$(0.255)	$(0.003)	$0.513

Less Distributions

From net investment income	$(0.358)	$(0.372)	$(0.395)	$(0.397)	$(0.393)

Total distributions	$(0.358)	$(0.372)	$(0.395)	$(0.397)	$(0.393)

Net asset value — End of year	$9.980	$10.190	$9.550	$10.200	$10.600

Total Return(2)	1.42%	10.72%	(2.56)%	(0.03)%	4.97%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$61,099	$71,238	$63,159	$71,401	$72,201
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.81%	0.80%	0.82%	0.82%
Interest and fee expense(3)	—	—	—	0.01%	0.02%
Total expenses before custodian fee reduction	0.78%	0.81%	0.80%	0.83%	0.84%
Expenses after custodian fee reduction excluding interest and fees	0.78%	0.81%	0.79%	0.81%	0.81%
Net investment income	3.50%	3.66%	3.92%	3.85%	3.73%
Portfolio Turnover	8%	6%	22%	14%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	New York Limited Fund — Class B

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.180	$9.540	$10.190	$10.590	$10.470

Income (Loss) From Operations

Net investment income(1)	$0.281	$0.293	$0.312	$0.324	$0.317
Net realized and unrealized gain (loss)	(0.210)	0.644	(0.643)	(0.406)	0.117

Total income (loss) from operations	$0.071	$0.937	$(0.331)	$(0.082)	$0.434

Less Distributions

From net investment income	$(0.281)	$(0.297)	$(0.319)	$(0.318)	$(0.314)

Total distributions	$(0.281)	$(0.297)	$(0.319)	$(0.318)	$(0.314)

Net asset value — End of year	$9.970	$10.180	$9.540	$10.190	$10.590

Total Return(2)	0.66%	9.92%	(3.31)%	(0.79)%	4.19%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,428	$1,746	$1,976	$2,017	$4,457
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.56%	1.55%	1.57%	1.56%
Interest and fee expense(3)	—	—	—	0.01%	0.02%
Total expenses before custodian fee reduction	1.53%	1.56%	1.55%	1.58%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.56%	1.54%	1.56%	1.57%
Net investment income	2.75%	2.92%	3.17%	3.10%	3.00%
Portfolio Turnover	8%	6%	22%	14%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	New York Limited Fund — Class C

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.690	$9.080	$9.690	$10.070	$9.960

Income (Loss) From Operations

Net investment income(1)	$0.267	$0.278	$0.297	$0.308	$0.301
Net realized and unrealized gain (loss)	(0.200)	0.615	(0.603)	(0.385)	0.107

Total income (loss) from operations	$0.067	$0.893	$(0.306)	$(0.077)	$0.408

Less Distributions

From net investment income	$(0.267)	$(0.283)	$(0.304)	$(0.303)	$(0.298)

Total distributions	$(0.267)	$(0.283)	$(0.304)	$(0.303)	$(0.298)

Net asset value — End of year	$9.490	$9.690	$9.080	$9.690	$10.070

Total Return(2)	0.66%	9.92%	(3.22)%	(0.78)%	4.14%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$25,473	$28,326	$22,780	$23,844	$22,155
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.56%	1.55%	1.57%	1.56%
Interest and fee expense(3)	—	—	—	0.01%	0.02%
Total expenses before custodian fee reduction	1.53%	1.56%	1.55%	1.58%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.56%	1.55%	1.56%	1.57%
Net investment income	2.75%	2.90%	3.17%	3.10%	3.00%
Portfolio Turnover	8%	6%	22%	14%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	New York
	Limited
	Fund — Class I

	Period Ended
	March 31, 2011(1)

Net asset value — Beginning of period	$10.330

Income (Loss) From Operations

Net investment income(2)	$0.250
Net realized and unrealized loss	(0.360)

Total loss from operations	$(0.110)

Less Distributions

From net investment income	$(0.250)

Total distributions	$(0.250)

Net asset value — End of period	$9.970

Total Return(3)	(1.26	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$101
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.63	%(6)
Net investment income	3.68	%(6)
Portfolio Turnover	8	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	Pennsylvania Limited Fund — Class A

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.060	$9.720	$10.030	$10.360	$10.270

Income (Loss) From Operations

Net investment income(1)	$0.371	$0.372	$0.393	$0.393	$0.396
Net realized and unrealized gain (loss)	(0.252)	0.348	(0.313)	(0.327)	0.087

Total income from operations	$0.119	$0.720	$0.080	$0.066	$0.483

Less Distributions

From net investment income	$(0.369)	$(0.380)	$(0.390)	$(0.396)	$(0.393)

Total distributions	$(0.369)	$(0.380)	$(0.390)	$(0.396)	$(0.393)

Net asset value — End of year	$9.810	$10.060	$9.720	$10.030	$10.360

Total Return(2)	1.16%	7.49%	0.83%	0.64%	4.78%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$40,024	$47,779	$36,461	$39,272	$33,998
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.82%	0.84%	0.87%	0.88%	0.88%
Expenses after custodian fee reduction	0.82%	0.84%	0.86%	0.85%	0.86%
Net investment income	3.69%	3.71%	4.00%	3.84%	3.83%
Portfolio Turnover	9%	6%	19%	12%	11%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	Pennsylvania Limited Fund — Class B

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.060	$9.720	$10.030	$10.360	$10.270

Income (Loss) From Operations

Net investment income(1)	$0.296	$0.300	$0.319	$0.318	$0.319
Net realized and unrealized gain (loss)	(0.252)	0.346	(0.314)	(0.329)	0.087

Total income (loss) from operations	$0.044	$0.646	$0.005	$(0.011)	$0.406

Less Distributions

From net investment income	$(0.294)	$(0.306)	$(0.315)	$(0.319)	$(0.316)

Total distributions	$(0.294)	$(0.306)	$(0.315)	$(0.319)	$(0.316)

Net asset value — End of year	$9.810	$10.060	$9.720	$10.030	$10.360

Total Return(2)	0.41%	6.70%	0.06%	(0.11)%	4.01%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$442	$428	$550	$1,159	$3,714
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.57%	1.59%	1.62%	1.63%	1.63%
Expenses after custodian fee reduction	1.57%	1.59%	1.61%	1.60%	1.61%
Net investment income	2.95%	3.00%	3.25%	3.10%	3.08%
Portfolio Turnover	9%	6%	19%	12%	11%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	Pennsylvania Limited Fund — Class C

	Year Ended March 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.540	$9.210	$9.510	$9.820	$9.740

Income (Loss) From Operations

Net investment income(1)	$0.280	$0.282	$0.303	$0.301	$0.302
Net realized and unrealized gain (loss)	(0.241)	0.337	(0.304)	(0.308)	0.078

Total income (loss) from operations	$0.039	$0.619	$(0.001)	$(0.007)	$0.380

Less Distributions

From net investment income	$(0.279)	$(0.289)	$(0.299)	$(0.303)	$(0.300)

Total distributions	$(0.279)	$(0.289)	$(0.299)	$(0.303)	$(0.300)

Net asset value — End of year	$9.300	$9.540	$9.210	$9.510	$9.820

Total Return(2)	0.38%	6.78%	(0.01)%	(0.08)%	3.95%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$17,374	$18,014	$13,884	$13,427	$14,209
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.57%	1.59%	1.62%	1.63%	1.63%
Expenses after custodian fee reduction	1.57%	1.59%	1.61%	1.60%	1.61%
Net investment income	2.95%	2.96%	3.25%	3.10%	3.08%
Portfolio Turnover	9%	6%	19%	12%	11%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Financial Highlights — continued

	Pennsylvania
	Limited
	Fund — Class I

	Period Ended
	March 31, 2011(1)

Net asset value — Beginning of period	$10.160

Income (Loss) From Operations

Net investment income	$0.249
Net realized and unrealized loss	(0.360)

Total loss from operations	$(0.111)

Less Distributions

From net investment income	$(0.249)

Total distributions	$(0.249)

Net asset value — End of period	$9.800

Total Return(2)	(1.27	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.67	%(5)
Net investment income	3.81	%(5)
Portfolio Turnover	9	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (Massachusetts Limited Fund), Eaton Vance New Jersey Limited Maturity Municipal Income Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipal Income Fund (New York Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable. The Funds also seek to provide limited principal fluctuation. The Funds offer four classes of shares although shares of New Jersey Limited Fund are not available to new investors as of the close of business on April 4, 2011 (see Note 12). Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

At March 31, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	Massachusetts	New Jersey	New York	Pennsylvania
Expiration Date	Limited Fund	Limited Fund	Limited Fund	Limited Fund

March 31, 2012	$393,962	$298,472	$483,774	$154,413
March 31, 2013	1,336,686	728,451	1,522,094	954,523
March 31, 2014	25,938	—	—	—
March 31, 2015	—	—	97,867	29,139
March 31, 2016	103,860	—	394,181	107,086
March 31, 2017	1,158,951	126,854	718,716	310,885
March 31, 2018	869,381	771,617	2,585,819	975,763
March 31, 2019	435,325	523,399	1,022,603	356,407

	$4,324,103	$2,448,793	$6,825,054	$2,888,216

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital loss carryforwards, if any, created after March 31, 2011.

As of March 31, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Financial Futures Contracts — The Funds may enter into financial futures contracts. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

J When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2011 and March 31, 2010 was as follows:

	Year Ended March 31, 2011

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Distributions declared from:
Tax-exempt income	$2,074,067	$1,595,936	$3,299,736	$2,240,541
Ordinary income	$5,379	$8,494	$—	$5,627

	Year Ended March 31, 2010
	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Distributions declared from:
Tax-exempt income	$2,183,085	$1,723,028	$3,352,445	$2,104,966
Ordinary income	$—	$5,060	$3,552	$6,125

During the year ended March 31, 2011, the following amounts were reclassified due to expired capital loss carryforwards, the tax treatment of distributions in excess of net tax-exempt income and differences between book and tax accounting, primarily for accretion of market discount:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Change in:
Paid-in capital	$(398,029)	$(129,576)	$(144,636)	$(405,966)
Accumulated net realized loss	$403,105	$139,222	$143,130	$412,312
Accumulated distributions in excess of net investment income	$(5,076)	$(9,646)	$1,506	$(6,346)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

As of March 31, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Undistributed tax-exempt income	$78,111	$55,609	$71,163	$—
Capital loss carryforward	$(4,324,103)	$(2,448,793)	$(6,825,054)	$(2,888,216)
Net unrealized appreciation	$2,635,702	$918,425	$2,283,046	$911,880
Other temporary differences	$(89,939)	$(67,517)	$(142,875)	$(97,417)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount and the timing of recognizing distributions to shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended March 31, 2011, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Investment Adviser Fee	$277,184	$205,923	$430,568	$282,245
Effective Annual Rate	0.42%	0.43%	0.43%	0.43%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended March 31, 2011 were as follows:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

EVM’s Sub-Transfer Agent Fees	$1,367	$1,055	$2,129	$1,602
EVD’s Class A Sales Charges	$4,708	$2,861	$5,687	$9,428

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for

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Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2011 for Class A shares amounted to the following:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Class A Distribution and Service Fees	$75,061	$66,488	$106,597	$69,190

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended March 31, 2011, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Class B Distribution Fees	$2,149	$4,193	$11,862	$3,253
Class C Distribution Fees	$112,244	$25,775	$209,784	$138,032

At March 31, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Class B	$612,000	$614,000	$923,000	$413,000
Class C	$5,464,000	$217,000	$7,020,000	$6,866,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended March 31, 2011 amounted to the following:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Class B Service Fees	$430	$838	$2,373	$651
Class C Service Fees	$22,448	$5,155	$41,956	$27,606

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended March 31, 2011, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Class A	$1,300	$—	$—	$12,400
Class B	$400	$2,600	$2,800	$800
Class C	$700	$1,500	$3,300	$3,100

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended March 31, 2011 were as follows:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Purchases	$1,041,845	$220,000	$7,894,460	$5,607,332
Sales	$11,574,907	$11,090,351	$18,330,832	$12,095,639

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Massachusetts Limited Fund
	Year Ended March 31,

Class A	2011	2010

Sales	727,236	999,405
Issued to shareholders electing to receive payments of distributions in Fund shares	112,740	122,445
Redemptions	(1,615,323)	(819,299)
Exchange from Class B shares	27,564	47,364

Net increase (decrease)	(747,783)	349,915

	Year Ended March 31,

Class B	2011	2010

Sales	7,928	22,476
Issued to shareholders electing to receive payments of distributions in Fund shares	737	1,331
Redemptions	(3,913)	(20,807)
Exchange to Class A shares	(27,580)	(47,392)

Net decrease	(22,828)	(44,392)

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Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

	Year Ended March 31,

Class C	2011	2010

Sales	216,540	330,825
Issued to shareholders electing to receive payments of distributions in Fund shares	26,720	27,469
Redemptions	(362,331)	(195,341)

Net increase (decrease)	(119,071)	162,953

Period Ended
Class I	March 31, 2011(1)

Sales	3,137
Issued to shareholders electing to receive payments of distributions in Fund shares	5

Net increase	3,142

New Jersey Limited Fund
	Year Ended March 31,

Class A	2011	2010

Sales	1,077,279	909,394
Issued to shareholders electing to receive payments of distributions in Fund shares	102,471	105,345
Redemptions	(2,230,694)	(553,338)
Exchange from Class B shares	37,902	23,418

Net increase (decrease)	(1,013,042)	484,819

	Year Ended March 31,

Class B	2011	2010

Sales	36,645	26,889
Issued to shareholders electing to receive payments of distributions in Fund shares	1,036	1,295
Redemptions	(21,215)	(3,505)
Exchange to Class A shares	(37,890)	(23,412)

Net increase (decrease)	(21,424)	1,267

	Year Ended March 31,

Class C	2011	2010

Sales	115,680	294,181
Issued to shareholders electing to receive payments of distributions in Fund shares	7,780	4,130
Redemptions	(123,366)	(15,958)

Net increase	94	282,353

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

Period Ended
Class I	March 31, 2011(1)

Sales	99

Net increase	99

New York Limited Fund
	Year Ended March 31,

Class A	2011	2010

Sales	1,344,314	1,408,361
Issued to shareholders electing to receive payments of distributions in Fund shares	185,575	192,066
Redemptions	(2,426,245)	(1,267,850)
Exchange from Class B shares	26,436	44,349

Net increase (decrease)	(869,920)	376,926

	Year Ended March 31,

Class B	2011	2010

Sales	16,607	69,454
Issued to shareholders electing to receive payments of distributions in Fund shares	2,542	3,345
Redemptions	(20,963)	(64,026)
Exchange to Class A shares	(26,449)	(44,372)

Net decrease	(28,263)	(35,599)

	Year Ended March 31,

Class C	2011	2010

Sales	446,798	810,949
Issued to shareholders electing to receive payments of distributions in Fund shares	50,662	49,421
Redemptions	(736,891)	(445,447)

Net increase (decrease)	(239,431)	414,923

Period Ended
Class I	March 31, 2011(1)

Sales	10,057
Issued to shareholders electing to receive payments of distributions in Fund shares	67

Net increase	10,124

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

Pennsylvania Limited Fund
	Year Ended March 31,

Class A	2011	2010

Sales	949,147	1,493,917
Issued to shareholders electing to receive payments of distributions in Fund shares	121,295	105,591
Redemptions	(1,742,215)	(666,581)
Exchange from Class B shares	3,938	62,511

Net increase (decrease)	(667,835)	995,438

	Year Ended March 31,

Class B	2011	2010

Sales	14,233	56,118
Issued to shareholders electing to receive payments of distributions in Fund shares	1,088	1,276
Redemptions	(8,925)	(8,929)
Exchange to Class A shares	(3,938)	(62,497)

Net increase (decrease)	2,458	(14,032)

	Year Ended March 31,

Class C	2011	2010

Sales	385,379	626,823
Issued to shareholders electing to receive payments of distributions in Fund shares	32,720	24,994
Redemptions	(438,126)	(270,929)

Net increase (decrease)	(20,027)	380,888

Period Ended
Class I	March 31, 2011(1)

Sales	98

Net increase	98

(1)	Class I of Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund and Pennsylvania Limited Fund commenced operations on August 3, 2010.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Aggregate cost	$53,776,609	$37,835,784	$84,034,444	$56,113,275

Gross unrealized appreciation	$3,013,818	$1,132,341	$3,503,705	$1,847,780
Gross unrealized depreciation	(378,116)	(213,916)	(1,220,659)	(935,900)

Net unrealized appreciation	$2,635,702	$918,425	$2,283,046	$911,880

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended March 31, 2011.

10 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2011 is as follows:

Futures Contracts
						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

Massachusetts Limited	6/11	24 U.S. 10-Year Treasury Note	Short	$(2,862,955)	$(2,856,750)	$6,205
	6/11	37 U.S. 30-Year Treasury Bond	Short	(4,445,144)	(4,446,937)	(1,793)

New Jersey Limited	6/11	45 U.S. 10-Year Treasury Note	Short	$(5,347,460)	$(5,356,407)	$(8,947)

New York Limited	6/11	52 U.S. 10-Year Treasury Note	Short	$(6,201,240)	$(6,189,625)	$11,615
	6/11	73 U.S. 30-Year Treasury Bond	Short	(8,770,393)	(8,773,688)	(3,295)

Pennsylvania Limited	6/11	30 U.S. 30-Year Treasury Bond	Short	$(3,577,395)	$(3,605,625)	$(28,230)

At March 31, 2011, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2011 were as follows:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Asset Derivative:
Futures Contracts(1)	$6,205	$—	$11,615	$—

Total	$6,205	$—	$11,615	$—

Liability Derivative:
Futures Contracts(1)	$(1,793)	$(8,947)	$(3,295)	$(28,230)

Total	$(1,793)	$(8,947)	$(3,295)	$(28,230)

(1)	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2011 was as follows:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$(583,562)	$(934,988)	$(1,023,555)	$(647,426)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$17,254	$24,111	$44,282	$(17,621)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the year ended March 31, 2011, which are indicative of the volume of this derivative type, were approximately as follows:

	Massachusetts	New Jersey	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund	Limited Fund

Average Notional Amount:
Futures Contracts	$5,062,000	$4,808,000	$10,308,000	$5,146,000

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

At March 31, 2011, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Massachusetts Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$56,412,311	$—	$56,412,311

Total Investments	$—	$56,412,311	$—	$56,412,311

Futures Contracts	$6,205	$—	$—	$6,205

Total	$6,205	$56,412,311	$—	$56,418,516

Liability Description

Futures Contracts	$(1,793)	$—	$—	$(1,793)

Total	$(1,793)	$—	$—	$(1,793)

New Jersey Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$38,754,209	$—	$38,754,209

Total Investments	$—	$38,754,209	$—	$38,754,209

Liability Description

Futures Contracts	$(8,947)	$—	$—	$(8,947)

Total	$(8,947)	$—	$—	$(8,947)

New York Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$86,317,490	$—	$86,317,490

Total Investments	$—	$86,317,490	$—	$86,317,490

Futures Contracts	$11,615	$—	$—	$11,615

Total	$11,615	$86,317,490	$—	$86,329,105

Liability Description

Futures Contracts	$(3,295)	$—	$—	$(3,295)

Total	$(3,295)	$—	$—	$(3,295)

Pennsylvania Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,025,155	$—	$57,025,155

Total Investments	$—	$57,025,155	$—	$57,025,155

Liability Description

Futures Contracts	$(28,230)	$—	$—	$(28,230)

Total	$(28,230)	$—	$—	$(28,230)

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Notes to Financial Statements — continued

The Funds held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

12 Proposed Plan of Reorganization

In March 2011, the Trustees of New Jersey Limited Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance National Limited Maturity Municipal Income Fund (National Limited Fund) would acquire substantially all the assets and assume substantially all the liabilities of New Jersey Limited Fund in exchange for shares of National Limited Fund. The proposed reorganization is subject to approval by the shareholders of New Jersey Limited Fund. After the close of business on April 4, 2011, New Jersey Limited Fund was closed to new investors.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New Jersey Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New Jersey Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Investment Trust), including the portfolios of investments, as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New Jersey Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund as of March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 16, 2011

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of a Fund’s fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends.

Massachusetts Limited Maturity Municipal Income Fund	99.74%
New Jersey Limited Maturity Municipal Income Fund	99.47%
New York Limited Maturity Municipal Income Fund	100.00%
Pennsylvania Limited Maturity Municipal Income Fund	99.75%

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).
Directorships in the Last Five Years.(1) Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.
Directorships in the Last Five Years.(1) None.

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Cynthia J. Clemson 1963	President	Since 2005	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

442-5/11	5LTFSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Eaton Vance AMT-Free Limited Maturity Municipal Income Fund, Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance National Limited Maturity Municipal Income Fund, Eaton Vance New Jersey Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund, and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 6 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.
The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended March 31, 2010 and March 31, 2011 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.
Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/10	03/31/11

Audit Fees	$27,150	$27,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,800	$7,800
All Other Fees(3)	$0	$500

Total	$34,950	$35,450

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/10	03/31/11

Audit Fees	$28,930	$28,930
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,800	$7,800
All Other Fees(3)	$0	$500

Total	$36,730	$37,230

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/10	03/31/11

Audit Fees	$46,785	$46,508
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,118	$7,959
All Other Fees(3)	$0	$500

Total	$54,903	$54,967

Eaton Vance New Jersey Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/10	03/31/11

Audit Fees	$27,980	$27,980
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,800	$7,800
All Other Fees(3)	$0	$500

Total	$35,780	$36,280

Eaton Vance New York Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/10	03/31/11

Audit Fees	$32,088	$32,088
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,959	$7,959
All Other Fees(3)	$0	$500

Total	$40,047	$40,547

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/10	03/31/11

Audit Fees	$27,150	$27,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,800	$7,800
All Other Fees(3)	$0	$500

Total	$34,950	$35,450

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
The Funds comprised all of the series of the Trust at 3/31/2011, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	03/31/10	03/31/11

Audit Fees	$214,513	$189,805
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$55,077	$47,118
All Other Fees(3)	$0	$3,000

Total	$269,590	$239,923

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The Trust’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the Trust’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the Trust’s audit committee at least annually. The Trust’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the Trust’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/10	03/31/11

Registrant(1)	$55,077	$50,118
Eaton Vance(2)	$307,760	$253,107

(1)	Includes all of the Funds of the Trust.

(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.
(h) The Trust’s audit committee has considered whether the provision by the Trust’s principal accountant of non-audit services to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1)	Registrant’s Code of Ethics.

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	May 16, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 16, 2011

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	May 16, 2011